WESTERN ASSET TOTAL RETURN ETF

Schedule of investments (unaudited)	March 31, 2020

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
MORTGAGE-BACKED SECURITIES - 37.4%
FHLMC - 12.7%
Federal Home Loan Mortgage Corp. (FHLMC)	3.500%	9/1/47-3/1/50	3,292,860	$3,490,718
Federal Home Loan Mortgage Corp. (FHLMC)	4.500%	7/1/48-2/1/50	1,472,237	1,585,688
Federal Home Loan Mortgage Corp. (FHLMC)	4.000%	9/1/48-11/1/49	3,614,449	3,849,910
Federal Home Loan Mortgage Corp. (FHLMC)	5.000%	11/1/48-1/1/49	180,447	194,589
Federal Home Loan Mortgage Corp. (FHLMC)	3.000%	9/1/49-3/1/50	4,236,307	4,450,427
Federal Home Loan Mortgage Corp. (FHLMC) Gold	3.000%	10/1/46-5/1/47	214,834	227,066

Total FHLMC				13,798,398

FNMA - 23.5%
Federal National Mortgage Association (FNMA)	3.525%	2/1/29	170,000	195,915
Federal National Mortgage Association (FNMA)	3.160%	5/1/29	9,896	11,117
Federal National Mortgage Association (FNMA)	3.240%	5/1/29	10,000	11,356
Federal National Mortgage Association (FNMA)	3.260%	5/1/29	10,000	11,348
Federal National Mortgage Association (FNMA)	2.800%	8/1/31	100,000	110,847
Federal National Mortgage Association (FNMA)	2.870%	8/1/31	100,000	111,448
Federal National Mortgage Association (FNMA)	3.500%	10/1/34-3/1/50	4,871,914	5,164,957
Federal National Mortgage Association (FNMA)	2.680%	1/1/35-2/1/35	100,000	108,170
Federal National Mortgage Association (FNMA)	2.790%	1/1/35	49,961	55,425	(a)
Federal National Mortgage Association (FNMA)	3.000%	1/1/40-3/1/50	5,230,008	5,494,084
Federal National Mortgage Association (FNMA)	4.500%	8/1/48-1/1/50	614,803	662,633
Federal National Mortgage Association (FNMA)	4.000%	11/1/48-12/1/49	1,456,425	1,550,376
Federal National Mortgage Association (FNMA)	5.000%	11/1/48	196,573	211,959

See Notes to Schedule of Investments.

Western Asset Total Return ETF 2020 Quarterly Report	1

WESTERN ASSET TOTAL RETURN ETF

Schedule of investments (unaudited) (cont’d)	March 31, 2020

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
FNMA - (continued)
Federal National Mortgage Association (FNMA)	3.500%	4/1/50-5/1/50	1,300,000	$1,373,390	(b)
Federal National Mortgage Association (FNMA)	4.000%	4/1/50	500,000	533,208	(b)
Federal National Mortgage Association (FNMA)	4.500%	4/1/50-5/1/50	5,900,000	6,347,722	(b)
Federal National Mortgage Association (FNMA)	2.500%	5/1/50	1,500,000	1,551,215	(b)
Federal National Mortgage Association (FNMA)	3.000%	5/1/50	1,700,000	1,781,215	(b)
Federal National Mortgage Association (FNMA)	5.000%	5/1/50	200,000	215,553	(b)

Total FNMA				25,501,938

GNMA - 1.2%
Government National Mortgage Association (GNMA)	3.000%	10/15/42	102,655	108,990
Government National Mortgage Association (GNMA) II	3.000%	11/20/46-1/20/50	212,936	226,332
Government National Mortgage Association (GNMA) II	4.500%	6/20/48- 4/20/49	471,158	501,196
Government National Mortgage Association (GNMA) II	5.000%	11/20/48-1/20/49	192,540	206,284
Government National Mortgage Association (GNMA) II	3.500%	7/20/49	98,521	104,243
Government National Mortgage Association (GNMA) II	4.500%	5/1/50	200,000	212,281	(b)

Total GNMA				1,359,326

TOTAL MORTGAGE-BACKED SECURITIES (Cost - $39,874,870)				40,659,662

CORPORATE BONDS & NOTES - 31.5%
COMMUNICATION SERVICES - 2.9%
Diversified Telecommunication Services - 0.9%
AT&T Inc., Senior Notes	3.400%	5/15/25	200,000	208,040
AT&T Inc., Senior Notes	4.350%	6/15/45	70,000	73,923
Verizon Communications Inc., Senior Notes	3.376%	2/15/25	20,000	21,364
Verizon Communications Inc., Senior Notes	3.000%	3/22/27	10,000	10,535
Verizon Communications Inc., Senior Notes	4.329%	9/21/28	140,000	159,225
Verizon Communications Inc., Senior Notes	3.875%	2/8/29	30,000	33,177
Verizon Communications Inc., Senior Notes	3.150%	3/22/30	40,000	43,086
Verizon Communications Inc., Senior Notes	4.500%	8/10/33	260,000	306,466
Verizon Communications Inc., Senior Notes	5.250%	3/16/37	30,000	38,104

See Notes to Schedule of Investments.

2	Western Asset Total Return ETF 2020 Quarterly Report

WESTERN ASSET TOTAL RETURN ETF

Schedule of investments (unaudited) (cont’d)	March 31, 2020

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Diversified Telecommunication Services - (continued)
Verizon Communications Inc., Senior Notes	4.125%	8/15/46	30,000	$34,691
Verizon Communications Inc., Senior Notes	4.862%	8/21/46	20,000	26,101
Verizon Communications Inc., Senior Notes	4.000%	3/22/50	30,000	35,479

Total Diversified Telecommunication Services				990,191

Entertainment - 0.0%
Netflix Inc., Senior Notes	5.875%	11/15/28	40,000	42,740

Media - 1.7%
CCO Holdings LLC/CCO Holdings Capital Corp., Senior Notes	5.125%	5/1/27	50,000	50,130	(c)
CCO Holdings LLC/CCO Holdings Capital Corp., Senior Notes	4.500%	5/1/32	30,000	29,256	(c)
Charter Communications Operating LLC/ Charter Communications Operating Capital Corp., Senior Secured Notes	4.908%	7/23/25	140,000	148,623
Charter Communications Operating LLC/ Charter Communications Operating Capital Corp., Senior Secured Notes	5.050%	3/30/29	160,000	172,960
Charter Communications Operating LLC/ Charter Communications Operating Capital Corp., Senior Secured Notes	5.375%	4/1/38	100,000	107,825
Charter Communications Operating LLC/ Charter Communications Operating Capital Corp., Senior Secured Notes	5.750%	4/1/48	120,000	136,066
Charter Communications Operating LLC/ Charter Communications Operating Capital Corp., Senior Secured Notes	4.800%	3/1/50	20,000	20,812
Comcast Corp., Senior Notes	4.150%	10/15/28	300,000	336,844
Comcast Corp., Senior Notes	3.400%	4/1/30	30,000	32,517
Comcast Corp., Senior Notes	4.250%	10/15/30	90,000	104,749
Comcast Corp., Senior Notes	3.750%	4/1/40	10,000	11,289
Comcast Corp., Senior Notes	4.000%	3/1/48	20,000	23,599
Comcast Corp., Senior Notes	4.700%	10/15/48	70,000	90,685
Comcast Corp., Senior Notes	3.450%	2/1/50	40,000	43,824
DISH DBS Corp., Senior Notes	5.875%	11/15/24	70,000	68,075
Fox Corp., Senior Notes	5.476%	1/25/39	200,000	231,767	(c)
Virgin Media Secured Finance PLC, Senior Secured Notes	5.500%	5/15/29	200,000	199,280	(c)

Total Media				1,808,301

See Notes to Schedule of Investments.

Western Asset Total Return ETF 2020 Quarterly Report	3

WESTERN ASSET TOTAL RETURN ETF

Schedule of investments (unaudited) (cont’d)	March 31, 2020

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Wireless Telecommunication Services - 0.3%
CSC Holdings LLC, Senior Notes	5.375%	2/1/28	200,000	$204,000	(c)
Sprint Corp., Senior Notes	7.875%	9/15/23	20,000	21,951
Sprint Corp., Senior Notes	7.250%	2/1/28	70,000	70,350	(c)
Vodafone Group PLC, Senior Notes	4.375%	5/30/28	30,000	31,684

Total Wireless Telecommunication Services				327,985

TOTAL COMMUNICATION SERVICES				3,169,217

CONSUMER DISCRETIONARY - 1.6%
Automobiles - 0.3%
Ford Motor Credit Co. LLC, Senior Notes	5.875%	8/2/21	200,000	196,000
General Motors Co., Senior Notes	5.950%	4/1/49	10,000	7,388
General Motors Financial Co. Inc., Senior Notes	3.450%	4/10/22	130,000	122,308

Total Automobiles				325,696

Diversified Consumer Services - 0.1%
Prime Security Services Borrower LLC/ Prime Finance Inc., Senior Secured Notes	5.250%	4/15/24	50,000	49,389	(c)
Prime Security Services Borrower LLC/ Prime Finance Inc., Senior Secured Notes	5.750%	4/15/26	40,000	39,200	(c)

Total Diversified Consumer Services				88,589

Hotels, Restaurants & Leisure - 0.6%
Las Vegas Sands Corp., Senior Notes	3.200%	8/8/24	30,000	27,077
Las Vegas Sands Corp., Senior Notes	3.500%	8/18/26	120,000	109,761
McDonald’s Corp., Senior Notes	3.800%	4/1/28	110,000	116,468
McDonald’s Corp., Senior Notes	3.600%	7/1/30	40,000	41,997
McDonald’s Corp., Senior Notes	4.450%	9/1/48	70,000	77,573
McDonald’s Corp., Senior Notes	4.200%	4/1/50	30,000	33,557
Sands China Ltd., Senior Notes	5.125%	8/8/25	200,000	191,742
VOC Escrow Ltd., Senior Secured Notes	5.000%	2/15/28	40,000	29,246	(c)

Total Hotels, Restaurants & Leisure				627,421

Household Durables - 0.0%
Lennar Corp., Senior Notes	4.500%	4/30/24	40,000	39,200

Internet & Direct Marketing Retail - 0.2%
Amazon.com Inc., Senior Notes	3.875%	8/22/37	100,000	119,457
Amazon.com Inc., Senior Notes	4.050%	8/22/47	90,000	117,264

Total Internet & Direct Marketing Retail				236,721

Specialty Retail - 0.2%
Home Depot Inc., Senior Notes	2.700%	4/15/30	30,000	30,504
Home Depot Inc., Senior Notes	3.300%	4/15/40	40,000	40,975
Home Depot Inc., Senior Notes	3.900%	6/15/47	10,000	11,054
Home Depot Inc., Senior Notes	3.350%	4/15/50	30,000	31,344

See Notes to Schedule of Investments.

4	Western Asset Total Return ETF 2020 Quarterly Report

WESTERN ASSET TOTAL RETURN ETF

Schedule of investments (unaudited) (cont’d)	March 31, 2020

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Specialty Retail - (continued)
Lowe’s Cos. Inc., Senior Notes	4.500%	4/15/30	20,000	$22,041
Lowe’s Cos. Inc., Senior Notes	5.000%	4/15/40	10,000	11,400
Lowe’s Cos. Inc., Senior Notes	5.125%	4/15/50	40,000	48,294

Total Specialty Retail				195,612

Textiles, Apparel & Luxury Goods - 0.2%
NIKE Inc., Senior Notes	2.850%	3/27/30	40,000	42,264
NIKE Inc., Senior Notes	3.250%	3/27/40	30,000	31,441
NIKE Inc., Senior Notes	3.375%	3/27/50	90,000	98,181

Total Textiles, Apparel & Luxury Goods				171,886

TOTAL CONSUMER DISCRETIONARY				1,685,125

CONSUMER STAPLES - 1.8%
Beverages - 0.5%
Anheuser-Busch Cos. LLC/Anheuser-Busch InBev Worldwide Inc., Senior Notes	3.650%	2/1/26	140,000	146,788
Anheuser-Busch InBev Worldwide Inc., Senior Notes	4.000%	4/13/28	150,000	158,145
Anheuser-Busch InBev Worldwide Inc., Senior Notes	4.439%	10/6/48	30,000	30,604
Anheuser-Busch InBev Worldwide Inc., Senior Notes	5.550%	1/23/49	80,000	94,032
Coca-Cola Co., Senior Notes	4.125%	3/25/40	10,000	12,188
Coca-Cola Co., Senior Notes	4.200%	3/25/50	50,000	65,298
Diageo Investment Corp., Senior Notes	2.875%	5/11/22	50,000	50,410
PepsiCo Inc., Senior Notes	2.875%	10/15/49	20,000	20,689
PepsiCo Inc., Senior Notes	3.875%	3/19/60	10,000	12,584

Total Beverages				590,738

Food & Staples Retailing - 0.2%
Walmart Inc., Senior Notes	3.050%	7/8/26	10,000	10,757
Walmart Inc., Senior Notes	3.700%	6/26/28	150,000	168,336

Total Food & Staples Retailing				179,093

Food Products - 0.0%
Mars Inc., Senior Notes	2.700%	4/1/25	20,000	20,560	(c)
Mars Inc., Senior Notes	3.200%	4/1/30	10,000	10,438	(d)

Total Food Products				30,998

Household Products - 0.1%
Procter & Gamble Co., Senior Notes	3.000%	3/25/30	30,000	33,322
Procter & Gamble Co., Senior Notes	3.550%	3/25/40	20,000	23,326
Procter & Gamble Co., Senior Notes	3.600%	3/25/50	20,000	24,576

Total Household Products				81,224

See Notes to Schedule of Investments.

Western Asset Total Return ETF 2020 Quarterly Report	5

WESTERN ASSET TOTAL RETURN ETF

Schedule of investments (unaudited) (cont’d)	March 31, 2020

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Tobacco - 1.0%
Altria Group Inc., Senior Notes	3.490%	2/14/22	10,000	$10,230
Altria Group Inc., Senior Notes	3.800%	2/14/24	10,000	10,136
Altria Group Inc., Senior Notes	4.400%	2/14/26	100,000	105,233
Altria Group Inc., Senior Notes	4.800%	2/14/29	210,000	218,559
Altria Group Inc., Senior Notes	5.800%	2/14/39	10,000	10,947
Altria Group Inc., Senior Notes	5.375%	1/31/44	10,000	11,079
Altria Group Inc., Senior Notes	3.875%	9/16/46	30,000	27,033
Altria Group Inc., Senior Notes	5.950%	2/14/49	200,000	231,268
Altria Group Inc., Senior Notes	6.200%	2/14/59	10,000	11,000
BAT Capital Corp., Senior Notes	3.557%	8/15/27	180,000	169,530
BAT Capital Corp., Senior Notes	4.540%	8/15/47	100,000	91,014
Philip Morris International Inc., Senior Notes	2.500%	11/2/22	140,000	140,575

Total Tobacco				1,036,604

TOTAL CONSUMER STAPLES				1,918,657

ENERGY - 4.7%
Energy Equipment & Services - 0.0%
Halliburton Co., Senior Notes	3.800%	11/15/25	2,000	1,888

Oil, Gas & Consumable Fuels - 4.7%
Apache Corp., Senior Notes	4.375%	10/15/28	80,000	42,736
Apache Corp., Senior Notes	4.250%	1/15/30	280,000	145,013
Apache Corp., Senior Notes	4.750%	4/15/43	10,000	4,425
Apache Corp., Senior Notes	4.250%	1/15/44	60,000	25,980
Blue Racer Midstream LLC/Blue Racer Finance Corp., Senior Notes	6.125%	11/15/22	10,000	7,500	(c)
Blue Racer Midstream LLC/Blue Racer Finance Corp., Senior Notes	6.625%	7/15/26	60,000	34,800	(c)
BP Capital Markets America Inc., Senior Notes	3.410%	2/11/26	20,000	19,984
BP Capital Markets America Inc., Senior Notes	3.937%	9/21/28	180,000	192,264
BP Capital Markets America Inc., Senior Notes	3.000%	2/24/50	110,000	102,181
BP Capital Markets PLC, Senior Notes	3.506%	3/17/25	50,000	51,827
Cameron LNG LLC, Senior Secured Notes	2.902%	7/15/31	10,000	8,764	(c)
Cameron LNG LLC, Senior Secured Notes	3.302%	1/15/35	90,000	77,890	(c)
Cimarex Energy Co., Senior Notes	3.900%	5/15/27	110,000	73,658
Cimarex Energy Co., Senior Notes	4.375%	3/15/29	90,000	60,261
Concho Resources Inc., Senior Notes	4.375%	1/15/25	90,000	75,305
Concho Resources Inc., Senior Notes	3.750%	10/1/27	20,000	16,962

See Notes to Schedule of Investments.

6	Western Asset Total Return ETF 2020 Quarterly Report

WESTERN ASSET TOTAL RETURN ETF

Schedule of investments (unaudited) (cont’d)	March 31, 2020

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Oil, Gas & Consumable Fuels - (continued)
Concho Resources Inc., Senior Notes	4.300%	8/15/28	120,000	$103,627
Continental Resources Inc., Senior Notes	4.500%	4/15/23	90,000	49,983
Continental Resources Inc., Senior Notes	3.800%	6/1/24	140,000	72,016
Continental Resources Inc., Senior Notes	4.375%	1/15/28	40,000	18,490
DCP Midstream Operating LP, Senior Notes	6.450%	11/3/36	10,000	4,797	(c)
Devon Energy Corp., Senior Notes	5.850%	12/15/25	200,000	158,062
Devon Energy Corp., Senior Notes	5.000%	6/15/45	180,000	115,054
Diamondback Energy Inc., Senior Notes	2.875%	12/1/24	10,000	6,985
Diamondback Energy Inc., Senior Notes	5.375%	5/31/25	10,000	7,373
Diamondback Energy Inc., Senior Notes	3.250%	12/1/26	30,000	21,167
Diamondback Energy Inc., Senior Notes	3.500%	12/1/29	10,000	6,799
Ecopetrol SA, Senior Notes	5.875%	5/28/45	450,000	398,704
Energy Transfer Operating LP, Junior Subordinated Notes (6.750% to 5/15/25 then 5 year Treasury Constant Maturity Rate + 5.134%)	6.750%	5/15/25	40,000	24,400	(a)(e)
Energy Transfer Operating LP, Senior Notes	2.900%	5/15/25	70,000	58,533
Energy Transfer Operating LP, Senior Notes	4.950%	6/15/28	10,000	8,272
Energy Transfer Operating LP, Senior Notes	5.250%	4/15/29	10,000	8,293
Energy Transfer Operating LP, Senior Notes	3.750%	5/15/30	100,000	77,059
Energy Transfer Operating LP, Senior Notes	6.250%	4/15/49	50,000	42,848
Enterprise Products Operating LLC, Senior Notes	4.150%	10/16/28	130,000	129,557
Enterprise Products Operating LLC, Senior Notes	3.125%	7/31/29	10,000	9,198
Enterprise Products Operating LLC, Senior Notes	2.800%	1/31/30	150,000	134,804
Enterprise Products Operating LLC, Senior Notes	3.700%	1/31/51	50,000	44,093
EOG Resources Inc., Senior Notes	3.900%	4/1/35	70,000	70,424
Exxon Mobil Corp., Senior Notes	2.992%	3/19/25	50,000	52,957
Exxon Mobil Corp., Senior Notes	3.043%	3/1/26	50,000	52,859
Exxon Mobil Corp., Senior Notes	3.482%	3/19/30	50,000	55,222
Kinder Morgan Inc., Senior Notes	4.300%	3/1/28	170,000	166,697
Kinder Morgan Inc., Senior Notes	5.550%	6/1/45	20,000	20,385
Kinder Morgan Inc., Senior Notes	5.050%	2/15/46	20,000	19,422
Kinder Morgan Inc., Senior Notes	5.200%	3/1/48	50,000	49,537
MPLX LP, Senior Notes	4.875%	6/1/25	110,000	90,571
MPLX LP, Senior Notes	4.800%	2/15/29	130,000	114,480
MPLX LP, Senior Notes	4.500%	4/15/38	100,000	78,084

See Notes to Schedule of Investments.

Western Asset Total Return ETF 2020 Quarterly Report	7

WESTERN ASSET TOTAL RETURN ETF

Schedule of investments (unaudited) (cont’d)	March 31, 2020

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Oil, Gas & Consumable Fuels - (continued)
MPLX LP, Senior Notes	5.500%	2/15/49	10,000	$8,433
Noble Energy Inc., Senior Notes	3.850%	1/15/28	80,000	56,586
Noble Energy Inc., Senior Notes	6.000%	3/1/41	30,000	20,076
Occidental Petroleum Corp., Senior Notes	4.850%	3/15/21	40,000	33,580
Occidental Petroleum Corp., Senior Notes	2.600%	8/13/21	40,000	31,452
Occidental Petroleum Corp., Senior Notes	2.700%	8/15/22	20,000	14,261
Occidental Petroleum Corp., Senior Notes	2.900%	8/15/24	150,000	82,099
Occidental Petroleum Corp., Senior Notes	3.500%	8/15/29	250,000	118,133
Occidental Petroleum Corp., Senior Notes	6.600%	3/15/46	110,000	51,336
Occidental Petroleum Corp., Senior Notes	4.200%	3/15/48	60,000	25,713
Occidental Petroleum Corp., Senior Notes	4.400%	8/15/49	100,000	43,209
Occidental Petroleum Corp., Senior Notes (3 mo. USD LIBOR + 0.950%)	2.684%	2/8/21	90,000	71,325	(a)
Petrobras Global Finance BV, Senior Notes	5.750%	2/1/29	700,000	660,310
Range Resources Corp., Senior Notes	4.875%	5/15/25	70,000	41,650
Shell International Finance BV, Senior Notes	4.375%	5/11/45	100,000	115,512
Shell International Finance BV, Senior Notes	4.000%	5/10/46	30,000	33,312
Targa Resources Partners LP/Targa Resources Partners Finance Corp., Senior Notes	6.875%	1/15/29	20,000	16,100
Tennessee Gas Pipeline Co. LLC, Senior Notes	2.900%	3/1/30	30,000	25,342	(c)
Transcontinental Gas Pipe Line Co. LLC, Senior Notes	7.850%	2/1/26	160,000	182,166
Western Midstream Operating LP, Senior Notes	3.100%	2/1/25	40,000	20,390
Western Midstream Operating LP, Senior Notes	4.500%	3/1/28	10,000	4,799
Western Midstream Operating LP, Senior Notes	4.050%	2/1/30	180,000	78,361
Western Midstream Operating LP, Senior Notes	5.250%	2/1/50	120,000	49,725
Western Midstream Operating LP, Senior Notes (3 mo. USD LIBOR + 0.850%)	2.698%	1/13/23	10,000	5,275	(a)
Williams Cos. Inc., Senior Notes	7.750%	6/15/31	80,000	85,008

See Notes to Schedule of Investments.

8	Western Asset Total Return ETF 2020 Quarterly Report

WESTERN ASSET TOTAL RETURN ETF

Schedule of investments (unaudited) (cont’d)	March 31, 2020

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Oil, Gas & Consumable Fuels - (continued)
Williams Cos. Inc., Senior Notes	8.750%	3/15/32	40,000	$43,463
WPX Energy Inc., Senior Notes	5.250%	10/15/27	40,000	22,000

Total Oil, Gas & Consumable Fuels				5,149,918

TOTAL ENERGY				5,151,806

FINANCIALS - 11.8%
Banks - 9.0%
Banco Actinver SA/Grupo GICSA SAB de CV, Senior Secured Notes	4.800%	12/18/32	270,000	238,275	(c)
Banco Santander SA, Senior Notes	3.848%	4/12/23	200,000	201,021
Bank of America Corp., Senior Notes	5.000%	1/21/44	100,000	127,053
Bank of America Corp., Senior Notes (3.004% to 12/20/22 then 3 mo. USD LIBOR + 0.790%)	3.004%	12/20/23	50,000	51,010	(a)
Bank of America Corp., Senior Notes (3.970% to 3/5/28 then 3 mo. USD LIBOR + 1.070%)	3.970%	3/5/29	580,000	605,715	(a)
Bank of America Corp., Senior Notes (3.974% to 2/7/29 then 3 mo. USD LIBOR + 1.210%)	3.974%	2/7/30	360,000	388,055	(a)
Bank of America Corp., Senior Notes (4.083% to 3/20/50 then 3 mo. USD LIBOR + 3.150%)	4.083%	3/20/51	190,000	217,490	(a)
Bank of America Corp., Senior Notes (4.330% to 3/15/49 then 3 mo. USD LIBOR + 1.520%)	4.330%	3/15/50	120,000	141,500	(a)
Bank of America Corp., Subordinated Notes	4.200%	8/26/24	200,000	212,723
Barclays PLC, Subordinated Notes (5.088% to 6/20/29 then 3 mo. USD LIBOR + 3.054%)	5.088%	6/20/30	200,000	209,000	(a)
BNP Paribas SA, Senior Notes (4.705% to 1/10/24 then 3 mo. USD LIBOR + 2.235%)	4.705%	1/10/25	200,000	208,370	(a)(c)
BNP Paribas SA, Senior Notes (5.198% to 1/10/29 then 3 mo. USD LIBOR + 2.567%)	5.198%	1/10/30	400,000	441,516	(a)(c)
Citigroup Inc., Senior Notes	8.125%	7/15/39	190,000	298,024
Citigroup Inc., Senior Notes	4.650%	7/23/48	140,000	168,300
Citigroup Inc., Senior Notes (3.980% to 3/20/29 then 3 mo. USD LIBOR + 1.338%)	3.980%	3/20/30	270,000	287,736	(a)
Citigroup Inc., Senior Notes (4.075% to 4/23/28 then 3 mo. USD LIBOR + 1.192%)	4.075%	4/23/29	50,000	52,214	(a)

See Notes to Schedule of Investments.

Western Asset Total Return ETF 2020 Quarterly Report	9

WESTERN ASSET TOTAL RETURN ETF

Schedule of investments (unaudited) (cont’d)	March 31, 2020

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Banks - (continued)
Citigroup Inc., Senior Notes (4.412% to 3/31/30 then SOFR + 3.914%)	4.412%	3/31/31	60,000	$65,921	(a)
Citigroup Inc., Subordinated Notes	5.500%	9/13/25	170,000	186,157
Citigroup Inc., Subordinated Notes	4.450%	9/29/27	30,000	31,321
Cooperatieve Rabobank UA, Senior Notes	4.375%	8/4/25	250,000	256,052
Danske Bank A/S, Senior Notes (3.001% to 9/20/21 then 3 mo. USD LIBOR + 1.249%)	3.001%	9/20/22	400,000	398,202	(a)(c)
Fifth Third Bancorp, Senior Notes	3.650%	1/25/24	10,000	10,398
HSBC Holdings PLC, Senior Notes (3.973% to 5/22/29 then 3 mo. USD LIBOR + 1.610%)	3.973%	5/22/30	610,000	624,844	(a)
HSBC Holdings PLC, Subordinated Notes	4.250%	8/18/25	200,000	206,517
Intesa Sanpaolo SpA, Senior Notes	3.125%	7/14/22	200,000	190,819	(c)
Intesa Sanpaolo SpA, Senior Notes	3.375%	1/12/23	200,000	190,272	(c)
JPMorgan Chase & Co., Senior Notes (2.739% to 10/15/29 then SOFR + 1.510%)	2.739%	10/15/30	200,000	202,627	(a)
JPMorgan Chase & Co., Senior Notes (4.023% to 12/5/23 then 3 mo. USD LIBOR + 1.000%)	4.023%	12/5/24	120,000	127,149	(a)
JPMorgan Chase & Co., Senior Notes (4.452% to 12/5/28 then 3 mo. USD LIBOR + 1.330%)	4.452%	12/5/29	200,000	225,068	(a)
JPMorgan Chase & Co., Subordinated Notes	4.950%	6/1/45	230,000	288,062
Lloyds Banking Group PLC, Senior Notes	3.900%	3/12/24	200,000	202,394
Lloyds Banking Group PLC, Senior Notes	4.375%	3/22/28	200,000	213,099
Royal Bank of Canada, Senior Notes	3.200%	4/30/21	50,000	50,596
Royal Bank of Scotland Group PLC, Senior Notes (5.076% to 1/27/29 then 3 mo. USD LIBOR + 1.905%)	5.076%	1/27/30	200,000	199,231	(a)
Royal Bank of Scotland Group PLC, Subordinated Notes	5.125%	5/28/24	350,000	358,438
Toronto-Dominion Bank, Senior Notes	3.250%	6/11/21	50,000	51,033
UniCredit SpA, Subordinated Notes (7.296% to 4/2/29 then USD 5 year ICE Swap Rate + 4.914%)	7.296%	4/2/34	200,000	189,792	(a)(c)
Wells Fargo & Co., Senior Notes	3.750%	1/24/24	20,000	21,137
Wells Fargo & Co., Senior Notes	4.150%	1/24/29	300,000	328,141

See Notes to Schedule of Investments.

10	Western Asset Total Return ETF 2020 Quarterly Report

WESTERN ASSET TOTAL RETURN ETF

Schedule of investments (unaudited) (cont’d)	March 31, 2020

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Banks - (continued)
Wells Fargo & Co., Senior Notes (2.879% to 10/30/29 then 3 mo. USD LIBOR + 1.170%)	2.879%	10/30/30	220,000	$217,909	(a)
Wells Fargo & Co., Senior Notes (3.584% to 5/22/27 then 3 mo. USD LIBOR + 1.310%)	3.584%	5/22/28	100,000	101,693	(a)
Wells Fargo & Co., Senior Notes (4.478% to 4/4/30 then 3 mo. USD LIBOR + 3.770%)	4.478%	4/4/31	30,000	33,959	(a)
Wells Fargo & Co., Senior Notes (5.013% to 4/4/50 then 3 mo. USD LIBOR + 4.240%)	5.013%	4/4/51	420,000	536,257	(a)
Wells Fargo & Co., Subordinated Notes	4.300%	7/22/27	40,000	42,608
Wells Fargo & Co., Subordinated Notes	4.750%	12/7/46	330,000	364,732

Total Banks				9,762,430

Capital Markets - 2.3%
Credit Suisse Group AG, Senior Notes (4.194% to 4/1/30 then SOFR + 3.730%)	4.194%	4/1/31	250,000	256,003	(a)(c)(f)
Goldman Sachs Group Inc., Senior Notes	3.200%	2/23/23	10,000	10,186
Goldman Sachs Group Inc., Senior Notes	3.850%	7/8/24	200,000	208,523
Goldman Sachs Group Inc., Senior Notes	3.500%	11/16/26	50,000	50,740
Goldman Sachs Group Inc., Senior Notes (3.814% to 4/23/28 then 3 mo. USD LIBOR + 1.158%)	3.814%	4/23/29	400,000	413,126	(a)
Goldman Sachs Group Inc., Senior Notes (4.223% to 5/1/28 then 3 mo. USD LIBOR + 1.301%)	4.223%	5/1/29	230,000	244,775	(a)
Goldman Sachs Group Inc., Subordinated Notes	5.150%	5/22/45	440,000	508,071
Morgan Stanley, Senior Notes (2.699% to 1/22/30 then SOFR + 1.143%)	2.699%	1/22/31	120,000	117,326	(a)
Morgan Stanley, Senior Notes (3.622% to 4/1/30 then SOFR + 3.120%)	3.622%	4/1/31	160,000	167,351	(a)
Morgan Stanley, Senior Notes (3.772% to 1/24/28 then 3 mo. USD LIBOR + 1.140%)	3.772%	1/24/29	80,000	84,279	(a)
Morgan Stanley, Senior Notes (4.431% to 1/23/29 then 3 mo. USD LIBOR + 1.628%)	4.431%	1/23/30	50,000	55,507	(a)
Morgan Stanley, Senior Notes (5.597% to 3/24/50 then SOFR + 4.840%)	5.597%	3/24/51	20,000	27,738	(a)

See Notes to Schedule of Investments.

Western Asset Total Return ETF 2020 Quarterly Report	11

WESTERN ASSET TOTAL RETURN ETF

Schedule of investments (unaudited) (cont’d)	March 31, 2020

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Capital Markets - (continued)
UBS Group AG, Junior Subordinated Notes (7.000% to 1/31/24 then USD 5 year ICE Swap Rate + 4.344%)	7.000%	1/31/24	200,000	$188,000	(a)(c)(e)
UBS Group AG, Senior Notes (3.126% to 8/13/29 then 3 mo. USD LIBOR + 1.468%)	3.126%	8/13/30	200,000	194,228	(a)(c)

Total Capital Markets				2,525,853

Consumer Finance - 0.2%
American Express Co., Senior Notes	3.700%	11/5/21	90,000	92,080
American Express Credit Corp., Senior Notes	2.375%	5/26/20	50,000	49,998

Total Consumer Finance				142,078

Diversified Financial Services - 0.2%
International Lease Finance Corp., Senior Notes	5.875%	8/15/22	150,000	138,083
Park Aerospace Holdings Ltd., Senior Notes	5.250%	8/15/22	10,000	9,036	(c)
Park Aerospace Holdings Ltd., Senior Notes	5.500%	2/15/24	90,000	77,445	(c)

Total Diversified Financial Services				224,564

Insurance - 0.1%
American International Group Inc., Senior Notes	3.750%	7/10/25	50,000	50,046
Berkshire Hathaway Finance Corp., Senior Notes	4.250%	1/15/49	70,000	86,082

Total Insurance				136,128

TOTAL FINANCIALS				12,791,053

HEALTH CARE - 3.9%
Biotechnology - 0.7%
AbbVie Inc., Senior Notes	2.300%	11/21/22	130,000	130,102	(c)
AbbVie Inc., Senior Notes	2.600%	11/21/24	150,000	151,449	(c)
AbbVie Inc., Senior Notes	2.950%	11/21/26	40,000	40,183	(c)
AbbVie Inc., Senior Notes	3.200%	11/21/29	360,000	361,479	(c)
AbbVie Inc., Senior Notes	4.250%	11/21/49	10,000	10,623	(c)
Gilead Sciences Inc., Senior Notes	3.650%	3/1/26	80,000	86,510

Total Biotechnology				780,346

Health Care Equipment & Supplies - 0.3%
Abbott Laboratories, Senior Notes	3.750%	11/30/26	50,000	55,800
Becton Dickinson and Co., Senior Notes	3.363%	6/6/24	80,000	79,970
Becton Dickinson and Co., Senior Notes	3.700%	6/6/27	140,000	141,322

Total Health Care Equipment & Supplies				277,092

See Notes to Schedule of Investments.

12	Western Asset Total Return ETF 2020 Quarterly Report

WESTERN ASSET TOTAL RETURN ETF

Schedule of investments (unaudited) (cont’d)	March 31, 2020

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Health Care Providers & Services - 2.0%
Anthem Inc., Senior Notes	3.650%	12/1/27	40,000	$41,270
Centene Corp., Senior Notes	5.375%	6/1/26	10,000	10,301	(c)
Centene Corp., Senior Notes	4.625%	12/15/29	40,000	40,200	(c)
Centene Corp., Senior Notes	3.375%	2/15/30	40,000	37,200	(c)
Cigna Corp., Senior Notes	4.125%	11/15/25	100,000	106,967
Cigna Corp., Senior Notes	4.375%	10/15/28	270,000	289,763
CVS Health Corp., Senior Notes	3.350%	3/9/21	27,000	27,147
CVS Health Corp., Senior Notes	4.100%	3/25/25	180,000	190,410
CVS Health Corp., Senior Notes	3.625%	4/1/27	10,000	10,237
CVS Health Corp., Senior Notes	4.300%	3/25/28	390,000	417,161
CVS Health Corp., Senior Notes	3.750%	4/1/30	30,000	30,890
CVS Health Corp., Senior Notes	4.125%	4/1/40	10,000	10,098
CVS Health Corp., Senior Notes	5.050%	3/25/48	220,000	251,356
CVS Health Corp., Senior Notes	4.250%	4/1/50	30,000	31,140
HCA Inc., Senior Notes	5.625%	9/1/28	40,000	41,868
HCA Inc., Senior Secured Notes	5.250%	6/15/26	40,000	41,951
HCA Inc., Senior Secured Notes	4.125%	6/15/29	160,000	160,276
Humana Inc., Senior Notes	3.950%	3/15/27	70,000	71,022
Humana Inc., Senior Notes	3.125%	8/15/29	190,000	180,191
UnitedHealth Group Inc., Senior Notes	3.875%	12/15/28	20,000	22,431
UnitedHealth Group Inc., Senior Notes	2.875%	8/15/29	140,000	146,567
UnitedHealth Group Inc., Senior Notes	5.700%	10/15/40	30,000	40,464

Total Health Care Providers & Services				2,198,910

Pharmaceuticals - 0.9%
Allergan Funding SCS, Senior Notes	4.750%	3/15/45	10,000	10,778
Bristol-Myers Squibb Co., Senior Notes	2.600%	5/16/22	20,000	20,433	(c)
Bristol-Myers Squibb Co., Senior Notes	2.900%	7/26/24	10,000	10,598	(c)
Bristol-Myers Squibb Co., Senior Notes	3.875%	8/15/25	30,000	34,363	(c)
Bristol-Myers Squibb Co., Senior Notes	3.200%	6/15/26	20,000	21,232	(c)
Bristol-Myers Squibb Co., Senior Notes	3.400%	7/26/29	330,000	364,212	(c)
Bristol-Myers Squibb Co., Senior Notes	5.000%	8/15/45	20,000	26,745	(c)
Bristol-Myers Squibb Co., Senior Notes	4.250%	10/26/49	40,000	50,102	(c)
Johnson & Johnson, Senior Notes	3.625%	3/3/37	30,000	33,764
Pfizer Inc., Senior Notes	2.625%	4/1/30	40,000	42,059
Teva Pharmaceutical Finance Co. BV, Senior Notes	3.650%	11/10/21	40,000	38,143
Teva Pharmaceutical Finance Co. BV, Senior Notes	2.950%	12/18/22	30,000	27,505

See Notes to Schedule of Investments.

Western Asset Total Return ETF 2020 Quarterly Report	13

WESTERN ASSET TOTAL RETURN ETF

Schedule of investments (unaudited) (cont’d)	March 31, 2020

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Pharmaceuticals - (continued)
Teva Pharmaceutical Finance Netherlands III BV, Senior Notes	2.200%	7/21/21	160,000	$152,829
Teva Pharmaceutical Finance Netherlands III BV, Senior Notes	2.800%	7/21/23	90,000	82,124
Teva Pharmaceutical Finance Netherlands III BV, Senior Notes	3.150%	10/1/26	110,000	92,659

Total Pharmaceuticals				1,007,546

TOTAL HEALTH CARE				4,263,894

INDUSTRIALS - 1.9%
Aerospace & Defense - 0.6%
Boeing Co., Senior Notes	3.200%	3/1/29	110,000	101,340
Boeing Co., Senior Notes	3.250%	2/1/35	180,000	155,665
Boeing Co., Senior Notes	3.550%	3/1/38	10,000	8,763
Boeing Co., Senior Notes	3.750%	2/1/50	70,000	63,883
General Dynamics Corp., Senior Notes	4.250%	4/1/50	10,000	12,592
Lockheed Martin Corp., Senior Notes	3.550%	1/15/26	100,000	107,139
Northrop Grumman Corp., Senior Notes	3.250%	1/15/28	150,000	155,868
Northrop Grumman Corp., Senior Notes	5.250%	5/1/50	40,000	54,092

Total Aerospace & Defense				659,342

Airlines - 0.0%
Delta Air Lines Inc., Senior Notes	2.900%	10/28/24	50,000	40,013

Building Products - 0.2%
Carrier Global Corp., Senior Notes	1.923%	2/15/23	20,000	19,690	(c)
Carrier Global Corp., Senior Notes	2.242%	2/15/25	50,000	48,572	(c)
Carrier Global Corp., Senior Notes	2.493%	2/15/27	10,000	9,539	(c)
Carrier Global Corp., Senior Notes	2.722%	2/15/30	120,000	110,572	(c)
Carrier Global Corp., Senior Notes	3.377%	4/5/40	30,000	26,302	(c)
Carrier Global Corp., Senior Notes	3.577%	4/5/50	20,000	17,131	(c)

Total Building Products				231,806

Commercial Services & Supplies - 0.2%
Cintas Corp. No 2, Senior Notes	2.900%	4/1/22	50,000	50,010
Republic Services Inc., Senior Notes	2.500%	8/15/24	10,000	10,080
Waste Management Inc., Senior Notes	3.200%	6/15/26	30,000	31,215
Waste Management Inc., Senior Notes	3.450%	6/15/29	10,000	10,253
Waste Management Inc., Senior Notes	4.000%	7/15/39	40,000	43,474
Waste Management Inc., Senior Notes	4.150%	7/15/49	50,000	57,417

Total Commercial Services & Supplies				202,449

See Notes to Schedule of Investments.

14	Western Asset Total Return ETF 2020 Quarterly Report

WESTERN ASSET TOTAL RETURN ETF

Schedule of investments (unaudited) (cont’d)	March 31, 2020

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Electrical Equipment - 0.1%
Eaton Corp., Senior Notes	2.750%	11/2/22	50,000	$49,955

Industrial Conglomerates - 0.5%
3M Co., Senior Notes	2.375%	8/26/29	10,000	10,036
3M Co., Senior Notes	3.050%	4/15/30	10,000	10,419
3M Co., Senior Notes	3.700%	4/15/50	30,000	33,907
General Electric Co., Senior Notes	6.750%	3/15/32	10,000	11,875
General Electric Co., Senior Notes	6.875%	1/10/39	380,000	470,094

Total Industrial Conglomerates				536,331

Machinery - 0.1%
Deere & Co., Senior Notes	3.100%	4/15/30	10,000	10,584
Deere & Co., Senior Notes	3.750%	4/15/50	30,000	34,246
Otis Worldwide Corp., Senior Notes	2.056%	4/5/25	20,000	19,547	(c)
Otis Worldwide Corp., Senior Notes	2.293%	4/5/27	30,000	28,680	(c)
Otis Worldwide Corp., Senior Notes	2.565%	2/15/30	60,000	58,314	(c)

Total Machinery				151,371

Road & Rail - 0.2%
Union Pacific Corp., Senior Notes	2.150%	2/5/27	40,000	39,062
Union Pacific Corp., Senior Notes	3.950%	9/10/28	30,000	32,176
Union Pacific Corp., Senior Notes	2.400%	2/5/30	70,000	67,997
Union Pacific Corp., Senior Notes	3.750%	2/5/70	50,000	51,566

Total Road & Rail				190,801

Trading Companies & Distributors - 0.0%
United Rentals North America Inc., Senior Notes	4.875%	1/15/28	50,000	48,500

TOTAL INDUSTRIALS				2,110,568

INFORMATION TECHNOLOGY - 1.3%
Communications Equipment - 0.0%
Harris Corp., Senior Notes	4.854%	4/27/35	50,000	54,103

IT Services - 0.2%
Visa Inc., Senior Notes	3.150%	12/14/25	60,000	65,349
Visa Inc., Senior Notes	4.300%	12/14/45	80,000	100,744

Total IT Services				166,093

Semiconductors & Semiconductor Equipment - 0.4%
Intel Corp., Senior Notes	4.600%	3/25/40	20,000	24,491
Intel Corp., Senior Notes	4.750%	3/25/50	130,000	174,567
Intel Corp., Senior Notes	4.950%	3/25/60	50,000	69,022
NVIDIA Corp., Senior Notes	2.850%	4/1/30	20,000	20,872
NVIDIA Corp., Senior Notes	3.500%	4/1/40	50,000	53,048
NVIDIA Corp., Senior Notes	3.500%	4/1/50	90,000	97,860
NVIDIA Corp., Senior Notes	3.700%	4/1/60	20,000	22,356

Total Semiconductors & Semiconductor Equipment				462,216

See Notes to Schedule of Investments.

Western Asset Total Return ETF 2020 Quarterly Report	15

WESTERN ASSET TOTAL RETURN ETF

Schedule of investments (unaudited) (cont’d)	March 31, 2020

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Software - 0.4%
Microsoft Corp., Senior Notes	2.400%	2/6/22	20,000	$20,557
Microsoft Corp., Senior Notes	3.300%	2/6/27	290,000	321,805
salesforce.com Inc., Senior Notes	3.250%	4/11/23	50,000	51,970

Total Software				394,332

Technology Hardware, Storage & Peripherals - 0.3%
Apple Inc., Senior Notes	2.450%	8/4/26	140,000	146,651
Dell International LLC/EMC Corp., Senior
Secured Notes	4.420%	6/15/21	160,000	159,965	(c)

Total Technology Hardware, Storage & Peripherals				306,616

TOTAL INFORMATION TECHNOLOGY				1,383,360

MATERIALS - 0.9%
Metals & Mining - 0.9%
Anglo American Capital PLC, Senior Notes	4.000%	9/11/27	200,000	188,855	(c)
ArcelorMittal SA, Senior Notes	3.600%	7/16/24	40,000	36,459
ArcelorMittal SA, Senior Notes	6.125%	6/1/25	160,000	158,385
ArcelorMittal SA, Senior Notes	4.550%	3/11/26	100,000	89,679
Barrick North America Finance LLC, Senior Notes	5.750%	5/1/43	50,000	64,038
BHP Billiton Finance USA Ltd., Senior Notes	5.000%	9/30/43	30,000	38,756
Freeport-McMoRan Inc., Senior Notes	5.450%	3/15/43	85,000	76,075
Glencore Funding LLC, Senior Notes	4.125%	3/12/24	220,000	202,239	(c)
Glencore Funding LLC, Senior Notes	4.000%	3/27/27	50,000	45,573	(c)
Glencore Funding LLC, Senior Notes	3.875%	10/27/27	30,000	26,755	(c)

Total Materials				926,814

UTILITIES - 0.7%
Electric Utilities - 0.7%
Duke Energy Ohio Inc., Secured Bonds	3.650%	2/1/29	100,000	107,188
FirstEnergy Corp., Senior Notes	7.375%	11/15/31	460,000	599,265
Sensata Technologies Inc., Senior Notes	4.375%	2/15/30	40,000	36,000	(c)

Total Electric Utilities				742,453

Multi-Utilities - 0.0%
Consolidated Edison Co. of New York Inc., Senior Notes	3.350%	4/1/30	10,000	10,291
Consolidated Edison Co. of New York Inc., Senior Notes	3.950%	4/1/50	20,000	21,022

Total Multi-Utilities				31,313

TOTAL UTILITIES				773,766

TOTAL CORPORATE BONDS & NOTES (Cost - $36,315,102)				34,174,260

See Notes to Schedule of Investments.

16	Western Asset Total Return ETF 2020 Quarterly Report

WESTERN ASSET TOTAL RETURN ETF

Schedule of investments (unaudited) (cont’d)	March 31, 2020

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
COLLATERALIZED MORTGAGE OBLIGATIONS(g) - 9.6%
Alternative Loan Trust, 2005-81 A1 (1 mo. USD LIBOR + 0.280%)	1.227%	2/25/37	215,612	$169,108	(a)
BX Commercial Mortgage Trust, 2018-IND G (1 mo. USD LIBOR + 2.050%)	2.755%	11/15/35	133,000	116,012	(a)(c)
BX Commercial Mortgage Trust, 2019-IMC F (1 mo. USD LIBOR + 2.900%)	3.605%	4/15/34	300,000	251,998	(a)(c)
CSMC Trust, 2019-RPL9 A1	3.319%	10/27/59	246,258	239,393	(a)(c)
CSMC Trust, 2019-UVIL A	3.160%	12/15/41	260,000	235,806	(c)
Federal Home Loan Mortgage Corp. (FHLMC) Multifamily Structured Pass- Through Certificates, K091 A2	3.505%	3/25/29	30,000	34,828
Federal Home Loan Mortgage Corp. (FHLMC) Multifamily Structured Pass- Through Certificates, K101 A1	2.190%	7/25/29	497,326	522,226
Federal Home Loan Mortgage Corp. (FHLMC) Multifamily Structured Pass- Through Certificates, K101 X1, IO	0.837%	10/25/29	2,798,495	180,809	(a)
Federal Home Loan Mortgage Corp. (FHLMC) Structured Agency Credit Risk Debt Notes, 2017-DNA1 M2 (1 mo. USD LIBOR + 3.250%)	4.197%	7/25/29	250,000	220,000	(a)
Federal National Mortgage Association (FNMA) - CAS, 2014-C01 M2 (1 mo. USD LIBOR + 4.400%)	5.347%	1/25/24	118,694	110,521	(a)
Federal National Mortgage Association (FNMA) - CAS, 2014-C02 1M2 (1 mo. USD LIBOR + 2.600%)	3.547%	5/25/24	221,046	198,330	(a)
Federal National Mortgage Association (FNMA) - CAS, 2015-C03 1M2 (1 mo. USD LIBOR + 5.000%)	5.947%	7/25/25	69,198	66,641	(a)(c)
Federal National Mortgage Association (FNMA) - CAS, 2016-C03 1M2 (1 mo. USD LIBOR + 5.300%)	6.247%	10/25/28	242,614	229,239	(a)(c)
Federal National Mortgage Association (FNMA) - CAS, 2017-C05 1M2 (1 mo. USD LIBOR + 2.200%)	3.147%	1/25/30	118,074	104,327	(a)(c)
Federal National Mortgage Association (FNMA) - CAS, 2017-C07 1M2 (1 mo. USD LIBOR + 2.400%)	3.347%	5/25/30	500,000	444,899	(a)(c)
Federal National Mortgage Association (FNMA) - CAS, 2018-C01 1M2 (1 mo. USD LIBOR + 2.250%)	3.197%	7/25/30	250,000	215,879	(a)(c)

See Notes to Schedule of Investments.

Western Asset Total Return ETF 2020 Quarterly Report	17

WESTERN ASSET TOTAL RETURN ETF

Schedule of investments (unaudited) (cont’d)	March 31, 2020

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
COLLATERALIZED MORTGAGE OBLIGATIONS(g) - (continued)
Federal National Mortgage Association (FNMA) - CAS, 2018-C03 1M1 (1 mo. USD LIBOR + 0.680%)	1.627%	10/25/30	19,625	$19,286	(a)(c)
Federal National Mortgage Association (FNMA) - CAS, 2019-R07 1M2 (1 mo. USD LIBOR + 2.100%)	3.047%	10/25/39	450,000	362,580	(a)(c)
Federal National Mortgage Association (FNMA) ACES, 2018-M9 APT2	3.124%	4/25/28	100,000	109,635	(a)
Federal National Mortgage Association (FNMA) ACES, 2019-M1 A2	3.555%	9/25/28	110,000	125,496	(a)
Federal National Mortgage Association (FNMA) ACES, 2019-M4 A2	3.610%	2/25/31	10,000	11,370
Federal National Mortgage Association (FNMA) ACES, 2019-M5 A2	3.273%	1/25/29	30,000	33,290
Federal National Mortgage Association (FNMA) ACES, 2019-M6 A2	3.450%	1/1/29	20,000	22,305
Federal National Mortgage Association (FNMA) ACES, 2019-M23 3A3	2.720%	10/25/31	99,991	105,549	(a)
Government National Mortgage Association (GNMA), 2013-50 IO, IO	0.189%	10/16/48	17,073,298	223,660	(a)
Government National Mortgage Association (GNMA), 2014-17 AM	2.570%	6/16/48	452,369	466,708	(a)
Government National Mortgage Association (GNMA), 2016-14 H	2.850%	3/16/57	538,822	551,547
GS Mortgage Securities Corp. II, 2018- SRP5 C (1 mo. USD LIBOR + 3.750%)	4.455%	9/15/31	400,000	374,588	(a)(c)
GS Mortgage Securities Trust, 2017-GS8 C	4.337%	11/10/50	401,000	318,025	(a)
GS Mortgage Securities Trust, 2020-DUNE A (1 mo. USD LIBOR + 1.100%)	1.805%	12/15/36	280,000	227,083	(a)(c)
Impac CMB Trust, 2005-7 A1 (1 mo. USD LIBOR + 0.520%)	1.467%	11/25/35	273,298	214,746	(a)
IndyMac INDX Mortgage Loan Trust, 2005- AR10 A1 (1 mo. USD LIBOR + 0.260%)	1.207%	6/25/35	279,114	220,855	(a)
JPMorgan Chase Commercial Mortgage Securities Trust, 2019-BKWD D (1 mo. USD LIBOR + 1.850%)	2.555%	9/15/29	400,000	369,881	(a)(c)
Legacy Mortgage Asset Trust, 2019-GS7 A1, Step Bond	3.250%	11/25/59	244,591	246,864	(c)
Motel 6 Trust, 2017-MTL6 B (1 mo. USD LIBOR + 1.190%)	1.895%	8/15/34	304,930	263,855	(a)(c)

See Notes to Schedule of Investments.

18	Western Asset Total Return ETF 2020 Quarterly Report

WESTERN ASSET TOTAL RETURN ETF

Schedule of investments (unaudited) (cont’d)	March 31, 2020

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†		VALUE
COLLATERALIZED MORTGAGE OBLIGATIONS(g) - (continued)
Motel 6 Trust, 2017-MTL6 C (1 mo. USD LIBOR + 1.400%)	2.105%	8/15/34	561,714		$474,712	(a)(c)
MTRO Commercial Mortgage Trust, 2019-TECH D (1 mo. USD LIBOR + 1.800%)	2.505%	12/15/33	100,000		92,050	(a)(c)
New Residential Mortgage Loan Trust, 2016-3A A1B	3.250%	9/25/56	466,901		473,978	(a)(c)
Seasoned Credit Risk Transfer Trust Series, 2018-1 M	4.750%	5/25/57	550,000		425,590	(a)(c)
Seasoned Credit Risk Transfer Trust Series, 2020-1 M	4.250%	8/25/59	640,000		570,275	(a)(c)
Tharaldson Hotel Portfolio Trust, 2018-THL D (1 mo. USD LIBOR + 2.000%)	3.005%	11/11/34	243,024		204,426	(a)(c)
WaMu Mortgage Pass-Through Certificates Trust, 2005-AR8, 2A1A (1 mo. USD LIBOR + 0.580%)	2.207%	7/25/45	72,976		61,130	(a)
Wells Fargo Commercial Mortgage Trust, 2018-C44 A5	4.212%	5/15/51	500,000		554,004

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost - $11,623,708)					10,463,504

SOVEREIGN BONDS - 8.2%
Argentina - 0.0%
Argentine Republic Government International Bond, Senior Notes	4.625%	1/11/23	150,000		43,652

Brazil - 1.5%
Brazil Notas do Tesouro Nacional Serie F, Notes	10.000%	1/1/21	310,000	BRL	62,523
Brazil Notas do Tesouro Nacional Serie F, Notes	10.000%	1/1/27	3,997,000	BRL	873,534
Brazilian Government International Bond, Senior Notes	5.000%	1/27/45	750,000		712,500

Total Brazil					1,648,557

Indonesia - 1.1%
Indonesia Government International Bond, Senior Notes	4.350%	1/11/48	700,000		716,204
Indonesia Treasury Bond, Senior Notes	7.000%	5/15/27	6,941,000,000	IDR	405,213
Indonesia Treasury Bond, Senior Notes	7.500%	6/15/35	330,000,000	IDR	18,945

Total Indonesia					1,140,362

Italy - 1.4%
Italy Buoni Poliennali Del Tesoro, Senior Notes	2.300%	10/15/21	1,380,000	EUR	1,559,500	(d)

See Notes to Schedule of Investments.

Western Asset Total Return ETF 2020 Quarterly Report	19

WESTERN ASSET TOTAL RETURN ETF

Schedule of investments (unaudited) (cont’d)	March 31, 2020

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†		VALUE
Kuwait - 0.4%
Kuwait International Government Bond, Senior Notes	3.500%	3/20/27	400,000		$415,091	(c)

Mexico - 2.3%
Mexican Bonos, Bonds	8.000%	11/7/47	11,410,000	MXN	485,655
Mexican Bonos, Senior Notes	8.500%	5/31/29	5,540,000	MXN	254,874
Mexican Bonos, Senior Notes	7.750%	11/13/42	21,990,000	MXN	915,867
Mexico Government International Bond, Senior Notes	4.750%	3/8/44	790,000		795,143

Total Mexico					2,451,539

Russia - 1.5%
Russian Federal Bond - OFZ	7.050%	1/19/28	46,100,000	RUB	605,236
Russian Federal Bond - OFZ	6.900%	5/23/29	16,140,000	RUB	210,378
Russian Federal Bond - OFZ	7.650%	4/10/30	6,220,000	RUB	85,212
Russian Federal Bond - OFZ	7.250%	5/10/34	240,000	RUB	3,210
Russian Federal Bond - OFZ, Bonds	7.700%	3/16/39	53,520,000	RUB	746,641

Total Russia					1,650,677

TOTAL SOVEREIGN BONDS (Cost - $10,359,900)					8,909,378

SENIOR LOANS - 3.7%
COMMUNICATION SERVICES - 0.5%
Diversified Telecommunication Services - 0.1%
Virgin Media Bristol LLC, Term Loan Facility N (1 mo. USD LIBOR + 2.500%)	3.205%	1/31/28	150,000		140,625	(a)(h)(i)(j)

Entertainment - 0.1%
CEOC LLC, Term Loan B (1 mo. USD LIBOR + 2.000%)	2.989%	10/7/24	49,785		40,326	(a)(h)(i)

Media - 0.3%
Charter Communications Operating LLC, Term Loan B1 (1 mo. USD LIBOR + 1.750%)	2.740%	4/30/25	119,389		114,230	(a)(h)(i)
Charter Communications Operating LLC, Term Loan B2 (1 mo. USD LIBOR + 1.750%)	2.740%	2/1/27	39,900		38,138	(a)(h)(i)
Nexstar Broadcasting Inc., Term Loan B4 (1 mo. USD LIBOR + 2.750%)	4.331%	9/18/26	163,403		151,760	(a)(h)(i)

Total Media					304,128

Wireless Telecommunication Services - 0.0%
Sprint Communications Inc., Initial Term Loan (1 mo. USD LIBOR + 2.500%)	3.500%	2/2/24	39,795		39,496	(a)(h)(i)(k)

TOTAL COMMUNICATION SERVICES					524,575

See Notes to Schedule of Investments.

20	Western Asset Total Return ETF 2020 Quarterly Report

WESTERN ASSET TOTAL RETURN ETF

Schedule of investments (unaudited) (cont’d)	March 31, 2020

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
CONSUMER DISCRETIONARY - 0.6%
Diversified Consumer Services - 0.1%
Prime Security Services Borrower LLC, 2019 Refinancing Term Loan B1 (1 mo. USD LIBOR + 3.250%)	4.606%	9/23/26	99,500	$89,052	(a)(h)(i)

Hotels, Restaurants & Leisure - 0.5%
1011778 BC Unlimited Liability Co., Term Loan B4 (1 mo. USD LIBOR + 1.750%)	2.739%	11/19/26	139,650	128,478	(a)(h)(i)
Aramark Services Inc., Term Loan B4 (1 mo. USD LIBOR + 1.750%)	2.739%	1/15/27	80,000	74,000	(a)(h)(i)(j)(k)
Four Seasons Hotels Ltd., Restated Term Loan (1 mo. USD LIBOR + 2.000%)	2.989%	11/30/23	49,923	45,145	(a)(h)(i)
Golden Nugget Inc., First Initial Term Loan	3.489-3.695%	10/4/23	98,863	76,125	(a)(h)(i)(j)
Hilton Worldwide Finance LLC, Refinancing Term Loan B2 (1 mo. USD LIBOR + 1.750%)	2.697%	6/22/26	150,000	140,625	(a)(h)(i)(j)
Scientific Games International Inc., Initial Term Loan B5	3.739-4.369%	8/14/24	99,391	79,885	(a)(h)(i)

Total Hotels, Restaurants & Leisure				544,258

TOTAL CONSUMER DISCRETIONARY				633,310

CONSUMER STAPLES - 0.2%
Food & Staples Retailing - 0.2%
Froneri U.S. Inc., Term Loan Facility B2 (1 mo. USD LIBOR + 2.250%)	3.239%	1/29/27	190,000	180,025	(a)(h)(i)(k)

FINANCIALS - 0.7%
Capital Markets - 0.0%
Focus Financial Partners LLC, Term Loan B3 (1 mo. USD LIBOR + 2.000%)	2.989%	7/3/24	59,848	54,013	(a)(h)(i)

Diversified Financial Services - 0.5%
Citadel Securities LP, Term Loan B (1 mo. USD LIBOR + 2.750%)	3.739%	2/27/26	140,000	121,800	(a)(h)(i)(k)
Deerfield Dakota Holding LLC, First Lien Initial Dollar Term Loan	—	3/5/27	110,000	92,400	(j)(k)
RPI 2019 Intermediate Finance Trust, Term Loan B1 (1 mo. USD LIBOR + 1.750%)	2.739%	2/5/27	139,650	128,012	(a)(h)(i)
Trans Union LLC, Term Loan B5 (1 mo. USD LIBOR + 1.750%)	2.739%	11/16/26	39,900	38,138	(a)(h)(i)

See Notes to Schedule of Investments.

Western Asset Total Return ETF 2020 Quarterly Report	21

WESTERN ASSET TOTAL RETURN ETF

Schedule of investments (unaudited) (cont’d)	March 31, 2020

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Diversified Financial Services - (continued)
UFC Holdings LLC, Term Loan B (1 mo. USD LIBOR + 3.250%)	4.250%	4/29/26	79,588	$68,976	(a)(h)(i)(k)
Wynn Resorts Finance LLC, First Lien Term Loan A (1 mo. USD LIBOR + 1.750%)	2.740%	9/20/24	126,750	101,400	(a)(h)(i)(k)

Total Diversified Financial Services				550,726

Insurance - 0.2%
Asurion LLC, Fourteenth Amendment Replacement Term Loan B4 (1 mo. USD LIBOR + 3.000%)	3.989%	8/4/22	29,904	27,363	(a)(h)(i)
Asurion LLC, New Term Loan B7 (1 mo. USD LIBOR + 3.000%)	3.989%	11/3/24	109,443	101,417	(a)(h)(i)
Asurion LLC, Replacement Term Loan B6 (1 mo. USD LIBOR + 3.000%)	3.989%	11/3/23	39,895	37,900	(a)(h)(i)(k)

Total Insurance				166,680

TOTAL FINANCIALS				771,419

HEALTH CARE - 0.9%
Health Care Providers & Services - 0.6%
Elanco Animal Health Inc., Term Loan B	—	2/4/27	120,000	113,700	(j)
Eyecare Partners LLC	—	2/20/27	40,541	32,703	(j)
Eyecare Partners LLC, First Lien Initial Delayed Draw Term Loan	—	2/20/27	9,459	7,631	(j)
EyeCare Partners LLC, First Lien Initial Delayed Draw Term Loan	—	2/18/27	5,676	4,578	(j)
EyeCare Partners LLC, First Lien Initial Term Loan	—	2/18/27	24,324	19,622	(j)
Grifols Worldwide Operations USA Inc., Term Loan B (1 week USD LIBOR + 2.000%)	2.684%	11/15/27	149,625	141,894	(a)(h)(i)
Jaguar Holding Co. II, 2018 Term Loan (1 mo. USD LIBOR + 2.500%)	3.500%	8/18/22	59,687	56,876	(a)(h)(i)
LifePoint Health Inc., First Lien Term Loan B (1 mo. USD LIBOR + 3.750%)	4.739%	11/17/25	164,914	150,072	(a)(h)(i)
Sotera Health Holdings LLC, First Lien Initial Term Loan (1 mo. USD LIBOR + 4.500%)	5.500%	12/11/26	130,000	114,183	(a)(h)(i)

Total Health Care Providers & Services				641,259

See Notes to Schedule of Investments.

22	Western Asset Total Return ETF 2020 Quarterly Report

WESTERN ASSET TOTAL RETURN ETF

Schedule of investments (unaudited) (cont’d)	March 31, 2020

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Health Care Technology - 0.3%
AthenaHealth Inc., First Lien Term Loan B (3 mo. USD LIBOR + 4.500%)	5.284%	2/11/26	169,346	$157,492	(a)(h)(i)(k)
Change Healthcare Holdings LLC, Closing
Date Term Loan (1 mo. USD LIBOR + 2.500%)	3.500%	3/1/24	155,341	140,842	(a)(h)(i)

Total Health Care Technology				298,334

TOTAL HEALTH CARE				939,593

INDUSTRIALS - 0.4%
Airlines - 0.1%
American Airlines Inc., 2017 Replacement Term Loan B (1 mo. USD LIBOR + 2.000%)	2.705%	12/14/23	139,490	113,266	(a)(h)(i)

Commercial Services & Supplies - 0.2%
Allied Universal Holdco LLC, Initial Term Loan (1 mo. USD LIBOR + 4.250%)	5.239%	7/10/26	119,224	109,090	(a)(h)(i)
API Group Inc., Initial Term Loan (1 mo. USD LIBOR + 2.500%)	3.489%	10/1/26	50,000	45,125	(a)(h)(i)
Garda World Security Corp., First Lien Term Loan B (3 mo. USD LIBOR + 4.750%)	6.390%	10/23/26	20,612	19,375	(a)(h)(i)(k)
GFL Environmental Inc., 2018 Incremental Term Loan	4.000%	5/30/25	95,656	92,500	(a)(h)(i)

Total Commercial Services & Supplies				266,090

Electrical Equipment - 0.0%
Brookfield WEC Holdings Inc., Refinancing Term Loan	—	8/1/25	40,000	37,600	(j)

Road & Rail - 0.1%
Genesee & Wyoming Inc., Initial Term Loan (3 mo. USD LIBOR + 2.000%)	3.450%	12/30/26	90,000	85,837	(a)(h)(i)

TOTAL INDUSTRIALS				502,793

INFORMATION TECHNOLOGY - 0.2%
IT Services - 0.1%
McAfee LLC, USD Term Loan B (1 mo. USD LIBOR + 3.750%)	4.691%	9/30/24	129,343	120,290	(a)(h)(i)

Software - 0.1%
DCert Buyer Inc., First Lien Initial Term Loan (1 mo. USD LIBOR + 4.000%)	4.989%	10/16/26	80,000	70,933	(a)(h)(i)
Dell International LLC, Refinancing Term Loan B1 (1 mo. USD LIBOR + 2.000%)	2.990%	9/19/25	90,000	85,725	(a)(h)(i)(j)

Total Software				156,658

TOTAL INFORMATION TECHNOLOGY				276,948

See Notes to Schedule of Investments.

Western Asset Total Return ETF 2020 Quarterly Report	23

WESTERN ASSET TOTAL RETURN ETF

Schedule of investments (unaudited) (cont’d)	March 31, 2020

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
MATERIALS - 0.1%
Containers & Packaging - 0.1%
Reynolds Consumer Products LLC, Initial Term Loan (3 mo. USD LIBOR + 1.750%)	3.501%	2/4/27	100,000	$93,813	(a)(h)(i)

REAL ESTATE - 0.1%
Equity Real Estate Investment Trusts (REITs) - 0.1%
VICI Properties 1 LLC, Term Loan B (1 mo. USD LIBOR + 1.750%)	2.674%	12/20/24	60,000	54,900	(a)(h)(i)

Real Estate Management & Development - 0.0%
CityCenter Holdings LLC, Refinancing Term Loan (1 mo. USD LIBOR + 2.250%)	3.239%	4/18/24	29,897	26,011	(a)(h)(i)

TOTAL REAL ESTATE				80,911

TOTAL SENIOR LOANS (Cost - $4,418,073)				4,003,387

U.S. TREASURY INFLATION PROTECTED SECURITIES - 3.7%
U.S. Treasury Bonds, Inflation Indexed	0.750%	2/15/42	110,000	140,627
U.S. Treasury Bonds, Inflation Indexed	1.375%	2/15/44	470,000	666,746
U.S. Treasury Bonds, Inflation Indexed	1.000%	2/15/46	60,000	79,378
U.S. Treasury Bonds, Inflation Indexed	1.000%	2/15/48	590,000	759,703
U.S. Treasury Bonds, Inflation Indexed	1.000%	2/15/49	1,340,000	1,706,507
U.S. Treasury Bonds, Inflation Indexed	0.250%	2/15/50	600,000	620,361

TOTAL U.S. TREASURY INFLATION PROTECTED SECURITIES (Cost - $3,632,375)				3,973,322

			SHARES
INVESTMENTS IN UNDERLYING FUNDS - 3.3%
Invesco Senior Loan ETF (Cost - $3,890,335)			172,763	3,534,731

			FACE AMOUNT†
ASSET-BACKED SECURITIES - 3.2%
522 Funding CLO I Ltd., 2019-1A E (3 mo. USD LIBOR + 7.340%)	8.791%	1/15/33	250,000	169,227	(a)(c)
Applebee’s Funding LLC, 2019-1A A2I	4.194%	6/7/49	300,000	272,850	(c)
ARES XLV CLO Ltd., 2017-45A E (3 mo. USD LIBOR + 6.100%)	7.931%	10/15/30	250,000	175,516	(a)(c)
Argent Securities Inc. Pass-Through Certificates, 2004-W7 M1 (1 mo. USD LIBOR + 0.825%)	1.772%	5/25/34	68,658	61,465	(a)
Halsey Point CLO I Ltd., 2019-1A E (3 mo. USD LIBOR + 7.700%)	9.607%	1/20/33	300,000	208,479	(a)(c)
Hertz Vehicle Financing II LP, 2018-1A A	3.290%	2/25/24	325,000	306,640	(c)

See Notes to Schedule of Investments.

24	Western Asset Total Return ETF 2020 Quarterly Report

WESTERN ASSET TOTAL RETURN ETF

Schedule of investments (unaudited) (cont’d)	March 31, 2020

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
ASSET-BACKED SECURITIES - (continued)
Marathon CLO 14 Ltd., 2019-2A BA (3 mo. USD LIBOR + 3.300%)	5.203%	1/20/33	250,000	$213,502	(a)(c)
Morgan Stanley ABS Capital I Inc. Trust, 2004-NC7 M1 (1 mo. USD LIBOR + 0.855%)	1.802%	7/25/34	89,622	77,172	(a)
Morgan Stanley ABS Capital I Inc. Trust, 2004-NC8 M1 (1 mo. USD LIBOR + 0.915%)	1.862%	9/25/34	233,528	203,534	(a)
NADG NNN Operating LP, 19-1 A	3.368%	12/28/49	149,812	119,728	(c)
OHA Loan Funding Ltd., 2015-1A DR2 (3 mo. USD LIBOR + 4.000%)	5.692%	11/15/32	250,000	190,142	(a)(c)
OZLM XVIII Ltd., 2018-18A D (3 mo. USD LIBOR + 2.850%)	4.681%	4/15/31	250,000	172,946	(a)(c)
RAMP Trust, 2006-NC3 M1 (1 mo. USD LIBOR + 0.340%)	1.287%	3/25/36	270,000	225,722	(a)
RASC Series Trust, 2005-KS12 M1 (1 mo. USD LIBOR + 0.440%)	1.387%	1/25/36	50,284	48,701	(a)
SLM Student Loan Trust, 2006-10 A6 (3 mo. USD LIBOR + 0.150%)	1.944%	3/25/44	125,000	111,148	(a)
SMB Private Education Loan Trust, 2018-C A2B (1 mo. USD LIBOR + 0.750%)	1.455%	11/15/35	250,000	243,525	(a)(c)
SMB Private Education Loan Trust, 2019-B A2B (1 mo. USD LIBOR + 1.000%)	1.705%	6/15/37	100,000	88,916	(a)(c)
Sound Point CLO XXII Ltd., 2019-1A D (3 mo. USD LIBOR + 3.900%)	5.719%	1/20/32	250,000	187,504	(a)(c)
Sunrun Atlas Issuer LLC, 2019-2 A	3.610%	2/1/55	99,378	75,201	(c)
Symphony CLO XIX Ltd., 2018-19A E (3 mo. USD LIBOR + 5.200%)	7.043%	4/16/31	250,000	163,544	(a)(c)
United States Small Business Administration, 2019-20D 1	2.980%	4/1/39	29,164	30,319
Wellfleet CLO Ltd., 2017-3A C (3 mo. USD LIBOR + 2.750%)	4.586%	1/17/31	250,000	169,981	(a)(c)

TOTAL ASSET-BACKED SECURITIES (Cost - $4,289,932)				3,515,762

U.S. GOVERNMENT & AGENCY OBLIGATIONS - 1.1%
U.S. Government Obligations - 1.1%
U.S. Treasury Bonds	3.625%	2/15/44	180,000	266,611
U.S. Treasury Notes	2.250%	3/31/21	20,000	20,423
U.S. Treasury Notes	1.375%	1/31/25	840,000	879,999
U.S. Treasury Notes	1.125%	2/28/25	10,000	10,367

TOTAL U.S. GOVERNMENT & AGENCY OBLIGATIONS (Cost - $1,152,389)				1,177,400

See Notes to Schedule of Investments.

Western Asset Total Return ETF 2020 Quarterly Report	25

WESTERN ASSET TOTAL RETURN ETF

Schedule of investments (unaudited) (cont’d)	March 31, 2020

SECURITY	EXPIRATION DATE	CONTRACTS	NOTIONAL AMOUNT†	VALUE
PURCHASED OPTIONS - 0.1%
EXCHANGE-TRADED PURCHASED OPTIONS - 0.1%
3-Month Euribor, Put @ 100.13EUR	3/15/21	106	106,000,000	$8,723
Euro-Bund Futures, Call @ 187.50EUR	4/24/20	107	10,700,000	2,348
U.S. Treasury 2-Year Notes Futures, Call @ $110.50	4/24/20	2	4,000	125
U.S. Treasury 2-Year Notes Futures, Put @ $106.00	4/24/20	10	20,000	0	(l)
U.S. Treasury 5-Year Notes Futures, Put @ $100.00	4/24/20	46	46,000	359
U.S. Treasury 5-Year Notes Futures, Put @ $105.00	4/24/20	7	7,000	109
U.S. Treasury 5-Year Notes Futures, Put @ $111.00	4/24/20	7	7,000	109
U.S. Treasury 5-Year Notes Futures, Put @ $112.00	4/24/20	22	22,000	516
U.S. Treasury 5-Year Notes Futures, Put @ $114.00	4/24/20	59	59,000	1,383
U.S. Treasury 5-Year Notes Futures, Put @ $115.00	4/24/20	86	86,000	2,016
U.S. Treasury 5-Year Notes Futures, Put @ $116.00	4/24/20	144	144,000	3,375
U.S. Treasury 5-Year Notes Futures, Put @ $123.00	4/24/20	13	13,000	813
U.S. Treasury 5-Year Notes Futures, Put @ $115.50	5/22/20	117	117,000	5,484
U.S. Treasury 10-Year Notes Futures, Call @ $139.00	4/24/20	37	37,000	27,750
U.S. Treasury 10-Year Notes Futures, Put @ $113.50	4/24/20	62	62,000	969
U.S. Treasury 10-Year Notes Futures, Put @ $114.00	4/24/20	62	62,000	969
U.S. Treasury 10-Year Notes Futures, Put @ $120.25	4/24/20	83	83,000	1,297
U.S. Treasury 10-Year Notes Futures, Put @ $135.00	4/24/20	27	27,000	3,797
U.S. Treasury 10-Year Notes Futures, Put @ $136.00	4/24/20	24	24,000	5,250

See Notes to Schedule of Investments.

26	Western Asset Total Return ETF 2020 Quarterly Report

WESTERN ASSET TOTAL RETURN ETF

Schedule of investments (unaudited) (cont’d)	March 31, 2020

SECURITY		EXPIRATION DATE	CONTRACTS	NOTIONAL AMOUNT†	VALUE
EXCHANGE-TRADED PURCHASED OPTIONS - (continued)
U.S. Treasury Long-Term Bonds Futures, Put @ $168.00		4/24/20	14	14,000	$4,594
U.S. Treasury Long-Term Bonds Futures, Put @ $170.00		4/24/20	11	11,000	4,984

TOTAL EXCHANGE-TRADED PURCHASED OPTIONS (Cost - $117,824)					74,970

	COUNTERPARTY
OTC PURCHASED OPTIONS - 0.0%
Credit default swaption to buy protection on Markit CDX.NA.IG.33 Index, Call @60.00bps	Bank of America N.A.	5/20/20	2,458,000	2,458,000	854
Credit default swaption to buy protection on Markit CDX.NA.IG.33 Index, Call @65.00bps	Bank of America N.A.	5/20/20	2,458,000	2,458,000	1,529
Credit default swaption to buy protection on Markit CDX.NA.IG.33 Index, Call @65.00bps	Bank of America N.A.	5/20/20	1,100,000	1,100,000	684
Credit default swaption to buy protection on Markit CDX.NA.IG.33 Index, Call @67.50bps	Bank of America N.A.	5/20/20	2,458,000	2,458,000	1,973
Credit default swaption to buy protection on Markit CDX.NA.IG.33 Index, Call @70.00bps	Bank of America N.A.	5/20/20	2,458,000	2,458,000	2,495
Credit default swaption to buy protection on Markit CDX.NA.IG.33 Index, Call @80.00bps	Bank of America N.A.	5/20/20	1,320,000	1,320,000	2,903
Credit default swaption to buy protection on Markit CDX.NA.IG.33 Index, Call @ 110.00bps	BNP Paribas SA	5/20/20	660,000	660,000	4,911
Interest rate swaption, Put @ 188.00bps	Morgan Stanley & Co. Inc.	7/30/20	90,000	90,000	336
Interest rate swaption, Put @ 188.00bps	Morgan Stanley & Co. Inc.	7/30/20	280,000	280,000	1,045

See Notes to Schedule of Investments.

Western Asset Total Return ETF 2020 Quarterly Report	27

WESTERN ASSET TOTAL RETURN ETF

Schedule of investments (unaudited) (cont’d)	March 31, 2020

SECURITY	COUNTERPARTY	EXPIRATION DATE	CONTRACTS	NOTIONAL AMOUNT†		VALUE
OTC PURCHASED OPTIONS - (continued)
Interest rate swaption, Put @ 192.25bps	Morgan Stanley & Co. Inc.	7/30/20	300,000	300,000		$988
Interest rate swaption, Put @ 191.25bps	Morgan Stanley & Co. Inc.	8/19/20	430,000	430,000		1,786
U.S. Dollar/Mexican Peso, Put @ 19.32MXN	Morgan Stanley & Co. Inc.	6/2/20	2,740,000	2,740,000		2,722
U.S. Dollar/Russian Ruble, Put @ 62.86RUB	Goldman Sachs Group Inc.	4/24/20	1,150,000	1,150,000		125

TOTAL OTC PURCHASED OPTIONS (Cost - $113,499)						22,351

TOTAL PURCHASED OPTIONS (Cost - $231,323)						97,321

		RATE	MATURITY DATE	FACE AMOUNT†
MUNICIPAL BONDS - 0.0%
Missouri - 0.0%
Missouri State HEFA Revenue, The Washington University, Taxable, Series A, Refunding (Cost - $40,000)		3.229%	5/15/50	40,000		41,266	(f)

NON-U.S. TREASURY INFLATION PROTECTED SECURITIES - 0.0%
Argentina - 0.0%
Argentina Treasury Bond (Cost - $17,231)		1.000%	8/5/21	1,732,532	ARS	11,695	(m)

TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS (Cost - $115,845,238)						110,561,688

SHORT-TERM INVESTMENTS - 7.7%
U.S. TREASURY BILLS - 4.6%
U.S. Treasury Bills (Cost - $4,994,406)		0.153%	3/25/21	5,000,000		4,992,467	(n)

U.S. GOVERNMENT AGENCIES - 0.4%
Federal Home Loan Bank (FHLB), Discount Notes (Cost - $499,343)		0.068%	5/1/20	500,000		499,971	(n)

See Notes to Schedule of Investments.

28	Western Asset Total Return ETF 2020 Quarterly Report

WESTERN ASSET TOTAL RETURN ETF

Schedule of investments (unaudited) (cont’d)	March 31, 2020

SECURITY	RATE	SHARES	VALUE
OVERNIGHT DEPOSITS - 2.7%
BNY Mellon Cash Reserve Fund (Cost - $2,935,975)	0.010%	2,935,975	$2,935,975

TOTAL SHORT-TERM INVESTMENTS (Cost - $8,429,724)			8,428,413

TOTAL INVESTMENTS - 109.5% (Cost - $124,274,962)			118,990,101
Liabilities in Excess of Other Assets - (9.5)%			(10,365,994)

TOTAL NET ASSETS - 100.0%			$108,624,107

†	Face amount/notional amount denominated in U.S. dollars, unless otherwise noted.

(a)

Variable rate security. Interest rate disclosed is as of the most recent information available. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.

(b)	This security is traded on a to-be-announced (“TBA”) basis. At March 31, 2020, the Fund held TBA securities with a total cost of $11,977,824.

(c)

Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees.

(d)

Security is exempt from registration under Regulation S of the Securities Act of 1933. Regulation S applies to securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees.

(e)	Security has no maturity date. The date shown represents the next call date.

(f)	Securities traded on a when-issued or delayed delivery basis.

(g)

Collateralized mortgage obligations are secured by an underlying pool of mortgages or mortgage pass-through certificates that are structured to direct payments on underlying collateral to different series or classes of the obligations. The interest rate may change positively or inversely in relation to one or more interest rates, financial indices or other financial indicators and may be subject to an upper and/or lower limit.

(h)	Interest rates disclosed represent the effective rates on senior loans. Ranges in interest rates are attributable to multiple contracts under the same loan.

(i)	Senior loans may be considered restricted in that the Fund ordinarily is contractually obligated to receive approval from the agent bank and/or borrower prior to the disposition of a senior loan.

(j)	All or a portion of this loan is unfunded as of March 31, 2020. The interest rate for fully unfunded term loans is to be determined.

(k)	Security is valued using significant unobservable inputs (Note 1).

(l)	Value is less than $1.

(m)	Security is valued in good faith in accordance with procedures approved by the Board of Trustees (Note 1).

(n)	Rate shown represents yield-to-maturity.

See Notes to Schedule of Investments.

Western Asset Total Return ETF 2020 Quarterly Report	29

WESTERN ASSET TOTAL RETURN ETF

Schedule of investments (unaudited) (cont’d)	March 31, 2020

Abbreviations used in this schedule:

ACES	— Alternative Credit Enhancement Securities
ARS	— Argentine Peso
bps	— basis point spread (100 basis points = 1.00%)
BRL	— Brazilian Real
CAS	— Connecticut Avenue Securities
CLO	— Collateralized Loan Obligation
ETF	— Exchange-Traded Fund
EUR	— Euro
HEFA	— Health & Educational Facilities Authority
ICE	— Intercontinental Exchange
IDR	— Indonesian Rupiah
IO	— Interest Only
LIBOR	— London Interbank Offered Rate
MXN	— Mexican Peso
RUB	— Russian Ruble
SOFR	— Secured Overnight Financing Rate
USD	— United States Dollar

SCHEDULE OF WRITTEN OPTIONS
EXCHANGE-TRADED WRITTEN OPTIONS
SECURITY	EXPIRATION DATE	STRIKE PRICE	CONTRACTS	NOTIONAL AMOUNT†	VALUE
U.S. Treasury 5-Year Notes Futures, Put	4/24/20	$120.00	26	26,000	$(1,016)
U.S. Treasury 5-Year Notes Futures, Put	4/24/20	123.75	9	9,000	(773)
U.S. Treasury 5-Year Notes Futures, Put	4/24/20	124.00	30	30,000	(3,047)
U.S. Treasury 5-Year Notes Futures, Put	4/24/20	124.25	21	21,000	(2,625)
U.S. Treasury 5-Year Notes Futures, Put	5/22/20	124.00	39	39,000	(8,531)
U.S. Treasury 5-Year Notes Futures, Put	5/22/20	124.50	18	18,000	(5,344)
U.S. Treasury 5-Year Notes Futures, Put	5/22/20	124.75	1	1,000	(352)
U.S. Treasury 10-Year Notes Futures, Call	4/24/20	137.00	31	31,000	(63,453)
U.S. Treasury 10-Year Notes Futures, Call	4/24/20	141.00	27	27,000	(6,750)
U.S. Treasury 10-Year Notes Futures, Call	5/22/20	134.00	42	42,000	(208,687)
U.S. Treasury 10-Year Notes Futures, Call	5/22/20	139.50	31	31,000	(29,063)
U.S. Treasury 10-Year Notes Futures, Call	5/22/20	140.50	67	67,000	(41,875)
U.S. Treasury 10-Year Notes Futures, Put	5/22/20	128.00	148	148,000	(13,875)
U.S. Treasury 10-Year Notes Futures, Put	5/22/20	133.00	48	48,000	(10,500)
U.S. Treasury Long-Term Bonds Futures, Call	4/24/20	188.00	14	14,000	(7,000)
U.S. Treasury Long-Term Bonds Futures, Put	5/22/20	158.00	42	42,000	(14,437)
WTI Crude Oil Futures, Put	5/22/20	160.00	11	11,000	(4,469)

TOTAL EXCHANGE-TRADED WRITTEN OPTIONS (Premiums received - $313,391)					$(421,797)

See Notes to Schedule of Investments.

30	Western Asset Total Return ETF 2020 Quarterly Report

WESTERN ASSET TOTAL RETURN ETF

Schedule of investments (unaudited) (cont’d)	March 31, 2020

SCHEDULE OF WRITTEN OPTIONS (continued)
OTC WRITTEN OPTIONS
SECURITY	COUNTERPARTY	EXPIRATION DATE	STRIKE PRICE		CONTRACTS	NOTIONAL AMOUNT†	VALUE
Credit default swaption to sell protection on Markit CDX.NA.IG.33 Index, Put	Bank of America N.A.	5/20/20	80.00	bps	2,458,000	2,458,000	$(39,785)
Credit default swaption to sell protection on Markit CDX.NA.IG.33 Index, Put	Bank of America N.A.	5/20/20	85.00	bps	2,458,000	2,458,000	(36,192)
Credit default swaption to sell protection on Markit CDX.NA.IG.33 Index, Put	Bank of America N.A.	5/20/20	85.00	bps	2,458,000	2,458,000	(36,192)
Credit default swaption to sell protection on Markit CDX.NA.IG.33 Index, Put	Bank of America N.A.	5/20/20	85.00	bps	1,100,000	1,100,000	(16,197)
Credit default swaption to sell protection on Markit CDX.NA.IG.33 Index, Put	Bank of America N.A.	5/20/20	90.00	bps	2,458,000	2,458,000	(32,939)
Credit default swaption to sell protection on Markit CDX.NA.IG.33 Index, Put	Bank of America N.A.	5/20/20	100.00	bps	1,320,000	1,320,000	(14,696)
Credit default swaption to sell protection on Markit CDX.NA.IG.33 Index, Put	BNP Paribas SA	5/20/20	130.00	bps	660,000	660,000	(3,594)
Credit default swaption to sell protection on Markit CDX.NA.IG.33 Index, Put	BNP Paribas SA	6/17/20	260.00	bps	600,000	600,000	(808)
Interest rate swaption, Put	Morgan Stanley & Co. Inc.	6/5/20	61.25	bps	2,440,000	2,440,000	(205)
Interest rate swaption, Put	Morgan Stanley & Co. Inc.	6/5/20	73.25	bps	2,440,000	2,440,000	(3,748)
Interest rate swaption, Put	Morgan Stanley & Co. Inc.	7/30/20	155.00	bps	510,000	510,000	(21)
Interest rate swaption, Put	Morgan Stanley & Co. Inc.	7/30/20	155.00	bps	1,540,000	1,540,000	(62)
Interest rate swaption, Put	Morgan Stanley & Co. Inc.	8/3/20	160.00	bps	1,520,000	1,520,000	(48)
Interest rate swaption, Put	Morgan Stanley & Co. Inc.	8/19/20	160.00	bps	2,130,000	2,130,000	(104)
U.S. Dollar/British Pound, Put	Morgan Stanley & Co. Inc.	4/30/20	1.35	GBP	800,000	800,000	(753)
U.S. Dollar/Euro, Call	Citibank N.A.	4/28/20	1.09	EUR	400,000	400,000	(2,725)

See Notes to Schedule of Investments.

Western Asset Total Return ETF 2020 Quarterly Report	31

WESTERN ASSET TOTAL RETURN ETF

Schedule of investments (unaudited) (cont’d)	March 31, 2020

SCHEDULE OF WRITTEN OPTIONS (continued)
SECURITY	COUNTERPARTY	EXPIRATION DATE	STRIKE PRICE		CONTRACTS	NOTIONAL AMOUNT†	VALUE
U.S. Dollar/Mexican Peso, Call	Morgan Stanley & Co. Inc.	6/2/20	20.94	MXN	2,740,000	2,740,000	$(344,010)
U.S. Dollar/Mexican Peso, Put	Citibank N.A.	4/13/20	18.63	MXN	500,000	500,000	(297)
U.S. Dollar/Mexican Peso, Put	Goldman Sachs Group Inc.	4/28/20	22.68	MXN	670,000	670,000	(11,516)
U.S. Dollar/Russian Ruble, Put	JPMorgan Chase & Co.	4/8/20	60.20	RUB	500,000	500,000	(2)

TOTAL OTC WRITTEN OPTIONS (Premiums received - $148,731)							$(543,894)

TOTAL WRITTEN OPTIONS (Premiums received - $462,122)							$(965,691)

†	Notional amount denominated in U.S. dollars, unless otherwise noted.

Abbreviations used in this schedule:

bps	— basis point spread (100 basis points = 1.00%)
EUR	— Euro
GBP	— British Pound
MXN	— Mexican Peso
RUB	— Russian Ruble

At March 31, 2020, the Fund had the following open futures contracts:

	Number of Contracts	Expiration Date	Notional Amount	Market Value	Unrealized Appreciation (Depreciation)
Contracts to Buy:
30-Day Federal Funds	30	4/20	$12,338,877	$12,491,937	$153,060
90-Day Eurodollar	42	12/20	10,346,155	10,464,300	118,145
90-Day Eurodollar	249	6/20	61,598,457	61,923,187	324,730
Euro-BTP	35	6/20	5,666,538	5,430,676	(235,862)
Euro-OAT	6	6/20	1,135,578	1,100,827	(34,751)
U.S. Treasury 10-Year Notes	362	6/20	48,839,342	50,204,875	1,365,533
U.S. Treasury 5-Year Notes	333	6/20	40,678,484	41,744,672	1,066,188
U.S. Treasury Long-Term Bonds	38	6/20	6,401,557	6,804,375	402,818
U.S. Treasury Ultra Long-Term Bonds	19	6/20	4,138,220	4,215,625	77,405

					3,237,266

Contracts to Sell:
90-Day Eurodollar	139	3/21	34,542,646	34,650,963	(108,317)
90-Day Eurodollar	110	12/21	27,260,457	27,410,625	(150,168)
Euro-Bund	107	6/20	20,618,936	20,253,673	365,263

See Notes to Schedule of Investments.

32	Western Asset Total Return ETF 2020 Quarterly Report

WESTERN ASSET TOTAL RETURN ETF

Schedule of investments (unaudited) (cont’d)	March 31, 2020

	Number of Contracts	Expiration Date	Notional Amount	Market Value	Unrealized Appreciation (Depreciation)
Contracts to Sell - (continued)
Japanese 10-Year Bonds	1	6/20	$1,430,205	$1,413,274	$16,931
U.S. Treasury 2-Year Notes	2	6/20	440,778	440,766	12
U.S. Treasury Ultra 10-Year Notes	15	6/20	2,181,052	2,340,469	(159,417)
United Kingdom 10-Year Long Gilt Bonds	37	6/20	6,154,187	6,248,146	(93,959)

					(129,655)

Net unrealized appreciation on open futures contracts					$3,107,611

At March 31, 2020, the Fund had the following open forward foreign currency contracts:

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
IDR	364,427,919	USD	26,331	Barclays Bank PLC	4/17/20	$(4,025)
IDR	365,057,046	USD	26,475	Barclays Bank PLC	4/17/20	(4,129)
IDR	14,529,192,875	USD	1,032,636	Barclays Bank PLC	4/17/20	(143,290)
INR	1,771,982	USD	24,812	Barclays Bank PLC	4/17/20	(1,438)
INR	1,773,945	USD	24,785	Barclays Bank PLC	4/17/20	(1,384)
INR	71,055,369	USD	976,216	Barclays Bank PLC	4/17/20	(38,895)
AUD	26,000	USD	17,959	BNP Paribas SA	4/17/20	(2,044)
AUD	141,652	USD	92,948	BNP Paribas SA	4/17/20	(6,240)
CAD	511,489	USD	384,084	BNP Paribas SA	4/17/20	(24,671)
EUR	12,568	USD	14,089	BNP Paribas SA	4/17/20	(289)
EUR	54,441	USD	59,425	BNP Paribas SA	4/17/20	352
GBP	36,250	USD	47,297	BNP Paribas SA	4/17/20	(2,331)
GBP	158,635	USD	205,066	BNP Paribas SA	4/17/20	(8,291)
USD	2,864	CNH	19,939	BNP Paribas SA	4/17/20	51
USD	44,383	EUR	40,000	BNP Paribas SA	4/17/20	462
USD	68,557	EUR	60,000	BNP Paribas SA	4/17/20	2,676
USD	189,769	EUR	170,000	BNP Paribas SA	4/17/20	3,106
USD	382,045	EUR	342,200	BNP Paribas SA	4/17/20	6,304
USD	2,258,700	EUR	2,000,000	BNP Paribas SA	4/17/20	62,669
USD	130,595	GBP	100,000	BNP Paribas SA	4/17/20	6,552
USD	166,208	GBP	130,000	BNP Paribas SA	4/17/20	4,953
ZAR	1,298,100	USD	89,905	BNP Paribas SA	4/17/20	(17,421)
AUD	881,145	USD	609,151	Citibank N.A.	4/17/20	(69,786)
BRL	122,312	USD	26,868	Citibank N.A.	4/17/20	(3,316)
BRL	122,501	USD	27,301	Citibank N.A.	4/17/20	(3,714)

See Notes to Schedule of Investments.

Western Asset Total Return ETF 2020 Quarterly Report	33

WESTERN ASSET TOTAL RETURN ETF

Schedule of investments (unaudited) (cont’d)	March 31, 2020

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
BRL	179,708	USD	42,069	Citibank N.A.	4/17/20	$(7,466)
BRL	181,538	USD	44,433	Citibank N.A.	4/17/20	(9,477)
BRL	181,682	USD	43,386	Citibank N.A.	4/17/20	(8,403)
BRL	613,585	USD	137,829	Citibank N.A.	4/17/20	(19,682)
BRL	3,250,000	USD	794,815	Citibank N.A.	4/17/20	(169,024)
BRL	3,655,488	USD	891,691	Citibank N.A.	4/17/20	(187,822)
CAD	101,702	USD	76,090	Citibank N.A.	4/17/20	(4,626)
CAD	101,862	USD	76,628	Citibank N.A.	4/17/20	(5,052)
CAD	102,533	USD	78,555	Citibank N.A.	4/17/20	(6,507)
CAD	102,596	USD	78,581	Citibank N.A.	4/17/20	(6,489)
CAD	103,109	USD	76,946	Citibank N.A.	4/17/20	(4,493)
CAD	620,000	USD	478,255	Citibank N.A.	4/17/20	(42,593)
CAD	1,320,849	USD	1,014,660	Citibank N.A.	4/17/20	(86,526)
CAD	2,080,000	USD	1,604,468	Citibank N.A.	4/17/20	(142,894)
COP	617,475,149	USD	187,734	Citibank N.A.	4/17/20	(35,837)
EUR	100,000	USD	111,452	Citibank N.A.	4/17/20	(1,650)
EUR	679,907	USD	759,788	Citibank N.A.	4/17/20	(13,239)
GBP	31,131	USD	39,931	Citibank N.A.	4/17/20	(1,315)
GBP	31,944	USD	41,228	Citibank N.A.	4/17/20	(1,604)
GBP	32,526	USD	42,332	Citibank N.A.	4/17/20	(1,986)
GBP	36,530	USD	47,858	Citibank N.A.	4/17/20	(2,545)
GBP	1,311,489	USD	1,722,036	Citibank N.A.	4/17/20	(95,231)
MXN	534,115	USD	27,345	Citibank N.A.	4/17/20	(4,638)
MXN	534,538	USD	28,418	Citibank N.A.	4/17/20	(5,693)
MXN	564,624	USD	29,633	Citibank N.A.	4/17/20	(5,629)
MXN	621,295	USD	32,654	Citibank N.A.	4/17/20	(6,240)
MXN	1,390,503	USD	70,912	Citibank N.A.	4/17/20	(11,796)
MXN	2,692,731	USD	139,202	Citibank N.A.	4/17/20	(24,724)
MXN	6,112,880	USD	315,660	Citibank N.A.	4/17/20	(55,779)
MXN	27,950,000	USD	1,415,997	Citibank N.A.	4/17/20	(227,737)
RUB	3,600,296	USD	55,827	Citibank N.A.	4/17/20	(9,890)
RUB	5,347,944	USD	72,761	Citibank N.A.	4/17/20	(4,525)
USD	103,550	BRL	492,721	Citibank N.A.	4/17/20	8,676
USD	111,164	BRL	489,732	Citibank N.A.	4/17/20	16,865
USD	585,610	BRL	2,536,336	Citibank N.A.	4/17/20	97,235
USD	16,470	COP	56,244,767	Citibank N.A.	4/17/20	2,634
USD	23,253	EUR	20,790	Citibank N.A.	4/17/20	425
USD	55,101	EUR	50,000	Citibank N.A.	4/17/20	200
USD	55,815	EUR	50,000	Citibank N.A.	4/17/20	914

See Notes to Schedule of Investments.

34	Western Asset Total Return ETF 2020 Quarterly Report

WESTERN ASSET TOTAL RETURN ETF

Schedule of investments (unaudited) (cont’d)	March 31, 2020

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	67,150	EUR	60,000	Citibank N.A.	4/17/20	$1,269
USD	88,447	EUR	80,000	Citibank N.A.	4/17/20	606
USD	100,808	EUR	90,000	Citibank N.A.	4/17/20	1,986
USD	220,222	EUR	200,000	Citibank N.A.	4/17/20	619
USD	141,174	GBP	110,000	Citibank N.A.	4/17/20	4,727
USD	183,873	GBP	139,200	Citibank N.A.	4/17/20	11,206
USD	100,626	MXN	1,908,131	Citibank N.A.	4/17/20	19,504
USD	116,595	MXN	2,207,885	Citibank N.A.	4/17/20	22,729
USD	1,588,502	MXN	38,591,093	Citibank N.A.	4/17/20	(52,151)
USD	12,499	RUB	793,173	Citibank N.A.	4/17/20	2,378
USD	92,116	RUB	6,052,027	Citibank N.A.	4/17/20	14,896
EUR	530,000	USD	585,623	Goldman Sachs Group Inc.	4/17/20	(3,675)
MXN	22,368,601	USD	1,171,757	Goldman Sachs Group Inc.	4/17/20	(220,783)
USD	883,523	BRL	4,567,931	Goldman Sachs Group Inc.	4/17/20	3,962
USD	93,191	EUR	83,410	Goldman Sachs Group Inc.	4/17/20	1,605
USD	49,346	JPY	5,319,743	Goldman Sachs Group Inc.	4/17/20	24
USD	308,604	MXN	6,769,545	Goldman Sachs Group Inc.	4/17/20	20,805
USD	10,550	RUB	656,221	Goldman Sachs Group Inc.	4/17/20	2,177
USD	141,425	RUB	8,763,039	Goldman Sachs Group Inc.	4/17/20	29,614
USD	222,538	RUB	13,780,000	Goldman Sachs Group Inc.	4/17/20	46,714
AUD	196,296	USD	135,171	JPMorgan Chase & Co.	4/17/20	(15,015)
CNY	616,537	USD	87,732	JPMorgan Chase & Co.	4/17/20	(786)
CNY	642,978	USD	91,313	JPMorgan Chase & Co.	4/17/20	(638)
EUR	165,000	USD	182,906	JPMorgan Chase & Co.	4/17/20	(1,733)
IDR	361,039,885	USD	26,288	JPMorgan Chase & Co.	4/17/20	(4,188)
IDR	895,927,493	USD	63,397	JPMorgan Chase & Co.	4/17/20	(8,557)
INR	1,795,290	USD	25,035	JPMorgan Chase & Co.	4/17/20	(1,353)
INR	6,416,022	USD	89,000	JPMorgan Chase & Co.	4/17/20	(4,364)
PHP	3,455,812	USD	67,828	JPMorgan Chase & Co.	4/17/20	26
USD	74,902	AUD	113,039	JPMorgan Chase & Co.	4/17/20	5,709
USD	309,521	CAD	410,327	JPMorgan Chase & Co.	4/17/20	21,192
USD	22,899	CNY	160,065	JPMorgan Chase & Co.	4/17/20	326
USD	23,320	CNY	161,174	JPMorgan Chase & Co.	4/17/20	590
USD	23,728	CNY	164,436	JPMorgan Chase & Co.	4/17/20	539
USD	114,721	CNY	807,349	JPMorgan Chase & Co.	4/17/20	866
USD	925,602	CNY	6,442,655	JPMorgan Chase & Co.	4/17/20	17,042
USD	60,306	EUR	55,699	JPMorgan Chase & Co.	4/17/20	(852)
USD	172,494	GBP	133,782	JPMorgan Chase & Co.	4/17/20	6,548
USD	45,850	IDR	675,509,089	JPMorgan Chase & Co.	4/17/20	4,501

See Notes to Schedule of Investments.

Western Asset Total Return ETF 2020 Quarterly Report	35

WESTERN ASSET TOTAL RETURN ETF

Schedule of investments (unaudited) (cont’d)	March 31, 2020

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	50,856	IDR	709,997,968	JPMorgan Chase & Co.	4/17/20	$7,396
USD	582,345	IDR	8,045,091,016	JPMorgan Chase & Co.	4/17/20	89,897
USD	66,248	INR	4,957,349	JPMorgan Chase & Co.	4/17/20	854
USD	71,061	INR	5,144,827	JPMorgan Chase & Co.	4/17/20	3,194
USD	215,608	INR	16,310,000	JPMorgan Chase & Co.	4/17/20	456
USD	292,535	INR	21,001,070	JPMorgan Chase & Co.	4/17/20	15,501
USD	319,215	INR	24,250,000	JPMorgan Chase & Co.	4/17/20	(677)
USD	17,023	PHP	867,921	JPMorgan Chase & Co.	4/17/20	(18)
USD	17,127	PHP	871,943	JPMorgan Chase & Co.	4/17/20	7
USD	17,227	PHP	874,265	JPMorgan Chase & Co.	4/17/20	61
USD	84,576	PHP	4,330,295	JPMorgan Chase & Co.	4/17/20	(447)
USD	675,482	PHP	34,650,225	JPMorgan Chase & Co.	4/17/20	(4,857)
EUR	138,850	USD	154,546	Morgan Stanley & Co. Inc.	4/17/20	(2,086)
USD	67,803	AUD	108,269	Morgan Stanley & Co. Inc.	4/17/20	1,530
USD	293,857	CAD	408,673	Morgan Stanley & Co. Inc.	4/17/20	6,691
USD	151,089	GBP	120,784	Morgan Stanley & Co. Inc.	4/17/20	1,265
USD	655,500	RUB	41,207,352	Goldman Sachs Group Inc.	4/27/20	130,669
GBP	139,200	USD	183,995	Morgan Stanley & Co. Inc.	5/4/20	(11,266)
USD	1,435,524	MXN	28,610,000	Morgan Stanley & Co. Inc.	6/4/20	228,214

Total						$(933,853)

Abbreviations used in this table:

AUD	— Australian Dollar
BRL	— Brazilian Real
CAD	— Canadian Dollar
CNH	— Chinese Offshore Yuan
CNY	— Chinese Yuan Renminbi
COP	— Colombian Peso
EUR	— Euro
GBP	— British Pound
IDR	— Indonesian Rupiah
INR	— Indian Rupee
JPY	— Japanese Yen
MXN	— Mexican Peso
PHP	— Philippine Peso
RUB	— Russian Ruble
USD	— United States Dollar
ZAR	— South African Rand

See Notes to Schedule of Investments.

36	Western Asset Total Return ETF 2020 Quarterly Report

WESTERN ASSET TOTAL RETURN ETF

Schedule of investments (unaudited) (cont’d)	March 31, 2020

At March 31, 2020, the Fund had the following open swap contracts:

OTC CREDIT DEFAULT SWAPS ON CORPORATE ISSUES - BUY PROTECTION[1]
SWAP COUNTERPARTY (REFERENCE ENTITY)	NOTIONAL AMOUNT[2]		TERMINATION DATE	IMPLIED CREDIT SPREAD AT MARCH 31, 2020[3]	PERIODIC PAYMENTS MADE BY THE FUND†	MARKET VALUE	UPFRONT PREMIUMS PAID (RECEIVED)	UNREALIZED APPRECIATION
BNP Paribas SA (Daimler AG, 1.400%, due 1/12/24)	530,000	EUR	12/20/24	1.689%	1.000% quarterly	$18,379	$(12,435)	$30,814

OTC CREDIT DEFAULT SWAPS ON CORPORATE ISSUES - SELL PROTECTION[4]
SWAP COUNTERPARTY (REFERENCE ENTITY)	NOTIONAL AMOUNT[2]		TERMINATION DATE	IMPLIED CREDIT SPREAD AT MARCH 31, 2020[3]	PERIODIC PAYMENTS RECEIVED BY THE FUND†	MARKET VALUE	UPFRONT PREMIUMS PAID (RECEIVED)	UNREALIZED DEPRECIATION
BNP Paribas SA (Volkswagen AG, 0.500%, due 3/30/21)	530,000	EUR	12/20/24	2.088%	1.000% quarterly	$(28,596)	$6,734	$(35,330)

CENTRALLY CLEARED INTEREST RATE SWAPS
NOTIONAL AMOUNT*		TERMINATION DATE	PAYMENTS MADE BY THE FUND†	PAYMENTS RECEIVED BY THE FUND†	UPFRONT PREMIUMS PAID (RECEIVED)	UNREALIZED APPRECIATION (DEPRECIATION)
30,500,000	MXN	4/5/21	28-Day MXN TIIE-Banxico every 28 days	7.350% every 28 days	$(18,582)	$38,927
4,666,000		3/23/22	3-Month LIBOR quarterly	0.600% semi-annually	713	12,896
2,470,000	CAD	8/13/24	3-Month CAD CDOR semi-annually	1.545% semi-annually	—	45,155
1,870,000		8/15/24	1.504% semi-annually	3-Month LIBOR quarterly	—	(81,053)
2,720,000		3/23/25	3-Month LIBOR quarterly	0.700% semi-annually	(2,184)	27,710
13,041,000		6/30/26	1.550% semi-annually	3-Month LIBOR quarterly	(81,007)	(704,504)
1,628,000		7/31/26	1.520% semi-annually	3-Month LIBOR quarterly	6,590	(101,207)

See Notes to Schedule of Investments.

Western Asset Total Return ETF 2020 Quarterly Report	37

WESTERN ASSET TOTAL RETURN ETF

Schedule of investments (unaudited) (cont’d)	March 31, 2020

CENTRALLY CLEARED INTEREST RATE SWAPS (cont’d)
	NOTIONAL AMOUNT*	TERMINATION DATE	PAYMENTS MADE BY THE FUND†	PAYMENTS RECEIVED BY THE FUND†	UPFRONT PREMIUMS PAID (RECEIVED)	UNREALIZED APPRECIATION (DEPRECIATION)
	1,531,000	11/15/26	1.600% semi-annually	3-Month LIBOR quarterly	$289	$(101,097)
	638,000	11/15/26	1.650% semi-annually	3-Month LIBOR quarterly	(2,414)	(41,692)
	3,402,000	2/15/27	0.750% semi-annually	3-Month LIBOR quarterly	624	(39,252)
	882,000	2/15/27	0.300% annually	Daily U.S. Federal Funds Intraday Effective Rate annually	2,701	256
	3,680,000	3/24/27	3-Month LIBOR quarterly	0.770% semi-annually	27,065	14,193
	327,000	5/15/44	2.875% semi-annually	3-Month LIBOR quarterly	684	(146,524)
	164,000	11/15/44	1.810% semi-annually	3-Month LIBOR quarterly	214	(34,567)
	3,615,000	11/15/44	1.850% semi-annually	3-Month LIBOR quarterly	(20,675)	(769,754)
	2,232,000	11/15/45	0.600% semi-annually	3-Month LIBOR quarterly	133,124	20,183
	442,000	3/17/50	0.900% semi-annually	3-Month LIBOR quarterly	7,486	(7,186)

Total					$54,628	$(1,867,516)

OTC INTEREST RATE SWAPS
SWAP COUNTERPARTY	NOTIONAL AMOUNT		TERMINATION DATE	PAYMENTS MADE BY THE FUND†	PAYMENTS RECEIVED BY THE FUND†	UPFRONT PREMIUMS PAID (RECEIVED)	UNREALIZED APPRECIATION (DEPRECIATION)
Citibank N.A.	$1,277,000	BRL	1/4/27	BRL-CDI**	7.024%**	$718	$(188)
JPMorgan Chase & Co.	300,000	BRL	1/4/27	BRL-CDI**	7.044%**	—	179

Total	$1,577,000					$718	$(9)

CENTRALLY CLEARED CREDIT DEFAULT SWAPS ON CREDIT INDICES - SELL PROTECTION[4]
REFERENCE ENTITY	NOTIONAL AMOUNT[2]		TERMINATION DATE	PERIODIC PAYMENTS RECEIVED BY THE FUND†	MARKET VALUE[5]	UPFRONT PREMIUMS PAID (RECEIVED)	UNREALIZED APPRECIATION (DEPRECIATION)
Markit CDX.NA.HY.34 Index	$765,000		6/20/25	5.000% quarterly	$(49,113)	$(30,600)	$(18,513)

See Notes to Schedule of Investments.

38	Western Asset Total Return ETF 2020 Quarterly Report

WESTERN ASSET TOTAL RETURN ETF

Schedule of investments (unaudited) (cont’d)	March 31, 2020

CENTRALLY CLEARED CREDIT DEFAULT SWAPS ON CREDIT INDICES - SELL PROTECTION[4] (cont’d)
REFERENCE ENTITY	NOTIONAL AMOUNT[2]	TERMINATION DATE	PERIODIC PAYMENTS RECEIVED BY THE FUND†	MARKET VALUE[5]	UPFRONT PREMIUMS PAID (RECEIVED)	UNREALIZED APPRECIATION (DEPRECIATION)
Markit CDX.NA.IG.33 Index	$1,602,000	12/20/24	1.000% quarterly	$(5,563)	$(17,993)	$12,430
Markit CDX.NA.IG.34 Index	2,220,000	6/20/25	1.000% quarterly	(14,777)	(1,769)	(13,008)

Total	$4,587,000			$(69,453)	$(50,362)	$(19,091)

[1]

If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or the underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or the underlying securities comprising the referenced index.

[2]

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

[3]

Implied credit spreads, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end, serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. A credit spread identified as “Defaulted” indicates a credit event has occurred for the referenced entity or obligation.

[4]

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

[5]

The quoted market prices and resulting values for credit default swap agreements on asset-backed securities and credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected loss (or profit) for the credit derivative had the notional amount of the swap agreement been closed/sold as of the period end. Decreasing market values (sell protection) or increasing market values (buy protection) when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

†	Percentage shown is an annual percentage rate.

*	Notional amount denominated in U.S. dollars, unless otherwise noted.

**	One time payment made at termination date.

See Notes to Schedule of Investments.

Western Asset Total Return ETF 2020 Quarterly Report	39

WESTERN ASSET TOTAL RETURN ETF

Schedule of investments (unaudited) (cont’d)	March 31, 2020

Abbreviations used in this table:

BRL	— Brazilian Real
BRL-CDI	— Brazil Cetip InterBank Deposit Rate
CAD	— Canadian Dollar
CDOR	— Canadian Dollar Offered Rate
EUR	— Euro
LIBOR	— London Interbank Offered Rate
MXN	— Mexican Peso
TIIE	— Equilibrium Interbanking Interest Rate (Tasa de Intere’s Interbancaria de Equilibrio)

This Schedule of Investments is unaudited and is intended to provide information about the Fund’s investments as of the date of the schedule. Other information regarding the Fund is available in the Fund’s most recent annual or semi-annual shareholder report.

See Notes to Schedule of Investments.

40	Western Asset Total Return ETF 2020 Quarterly Report

Notes to Schedule of Investments (unaudited)

1. Organization and significant accounting policies

Western Asset Total Return ETF (the “Fund”) is a separate diversified investment series of Legg Mason ETF Investment Trust (the “Trust”). The Trust, a Maryland statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.

The Fund is an actively managed exchange-traded fund (“ETF”). ETFs are funds that trade like other publicly-traded securities. Unlike shares of a mutual fund, which can be bought from and redeemed by the issuing fund by all shareholders at a price based on net asset value (“NAV”), shares of the Fund may be directly purchased from and redeemed by the Fund at NAV solely by certain large institutional investors who have entered into agreements with the Fund’s distributor (“Authorized Participants”). Also unlike shares of a mutual fund, shares of the Fund are listed on a national securities exchange and trade in the secondary market at market prices that change throughout the day.

Shares of the Fund are listed and traded at market prices on NASDAQ. The market price for the Fund’s shares may be different from the Fund’s NAV. The Fund issues and redeems shares at NAV only in blocks of a specified number of shares or multiples thereof (“Creation Units”). Only Authorized Participants may purchase or redeem Creation Units directly with the Fund at NAV. Creation Units generally are issued and redeemed in cash. However, Creation Units may also be issued and redeemed partially in-kind for a basket of securities and partially in cash. Except when aggregated in Creation Units, shares of the Fund are not redeemable securities. Shareholders who are not Authorized Participants may not redeem shares directly from the Fund at NAV.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment valuation. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Investments in open-end funds are valued at the closing net asset value per share of each fund on the day of valuation. Futures contracts are valued daily at the settlement price established by the board of trade or exchange on which they are traded. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. When the Fund holds securities or other assets that are denominated in a foreign currency, the Fund will use the currency exchange rates, generally determined as of 4:00 p.m. (London Time). If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are

41

Notes to Schedule of Investments (unaudited) (continued)

deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved by the Fund’s Board of Trustees.

The Board of Trustees is responsible for the valuation process and has delegated the supervision of the daily valuation process to the Legg Mason North Atlantic Fund Valuation Committee (the “Valuation Committee”). The Valuation Committee, pursuant to the policies adopted by the Board of Trustees, is responsible for making fair value determinations, evaluating the effectiveness of the Fund’s pricing policies, and reporting to the Board of Trustees. When determining the reliability of third party pricing information for investments owned by the Fund, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.

The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.

For each portfolio security that has been fair valued pursuant to the policies adopted by the Board of Trustees, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board of Trustees quarterly.

The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

42

Notes to Schedule of Investments (unaudited) (continued)

GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Fund’s assets and liabilities carried at fair value:

ASSETS
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Long-Term Investments†:
Mortgage-Backed Securities	—	$40,659,662	—	$40,659,662
Corporate Bonds & Notes	—	34,174,260	—	34,174,260
Collateralized Mortgage Obligations	—	10,463,504	—	10,463,504
Sovereign Bonds	—	8,909,378	—	8,909,378
Senior Loans:
Communication Services	—	485,079	$39,496	524,575
Consumer Discretionary	—	559,310	74,000	633,310
Consumer Staples	—	—	180,025	180,025
Financials	—	348,943	422,476	771,419

43

Notes to Schedule of Investments (unaudited) (continued)

ASSETS (cont’d)
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Health Care	—	$782,101	$157,492	$939,593
Industrials	—	483,418	19,375	502,793
Other Senior Loans	—	451,672	—	451,672
U.S. Treasury Inflation Protected Securities	—	3,973,322	—	3,973,322
Investments in Underlying Funds	$3,534,731	—	—	3,534,731
Asset-Backed Securities	—	3,515,762	—	3,515,762
U.S. Government & Agency Obligations	—	1,177,400	—	1,177,400
Purchased Options:
Exchange-Traded Purchased Options	74,970	—	—	74,970
OTC Purchased Options	—	22,351	—	22,351
Municipal Bonds	—	41,266	—	41,266
Non-U.S. Treasury Inflation Protected Securities	—	11,695	—	11,695

Total Long-Term Investments	3,609,701	106,059,123	892,864	110,561,688

Short-Term Investments†:
U.S. Treasury Bills	—	4,992,467	—	4,992,467
U.S. Government Agencies	—	499,971	—	499,971
Overnight Deposits	—	2,935,975	—	2,935,975

Total Short-Term Investments	—	8,428,413	—	8,428,413

Total Investments	$3,609,701	$114,487,536	$892,864	$118,990,101

Other Financial Instruments:
Futures Contracts	$3,890,085	—	—	$3,890,085
Forward Foreign Currency Contracts	—	$941,969	—	941,969
OTC Credit Default Swaps on Corporate Issues - Buy Protection‡	—	18,379	—	18,379
Centrally Cleared Interest Rate Swaps	—	159,320	—	159,320
OTC Interest Rate Swaps‡	—	709	—	709
Centrally Cleared Credit Default Swaps on Credit Indices - Sell Protection	—	12,430	—	12,430

Total Other Financial Instruments	$3,890,085	$1,132,807	—	$5,022,892

Total	$7,499,786	$115,620,343	$892,864	$124,012,993

44

Notes to Schedule of Investments (unaudited) (continued)

LIABILITIES
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Other Financial Instruments:
Written Options:
Exchange-Traded Written Options	$421,797	—	—	$421,797
OTC Written Options	—	$543,894	—	543,894
Futures Contracts	782,474	—	—	782,474
Forward Foreign Currency Contracts	—	1,875,822	—	1,875,822
OTC Credit Default Swaps on Corporate Issues - Sell Protection‡	—	28,596	—	28,596
Centrally Cleared Interest Rate Swaps	—	2,026,836	—	2,026,836
Centrally Cleared Credit Default Swaps on Credit Indices - Sell Protection	—	31,521	—	31,521

Total	$1,204,271	$4,506,669	—	$5,710,940

†	See Schedule of Investments for additional detailed categorizations.

‡	Value includes any premium paid or received with respect to swap contracts.

45